UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2025

Item 1:	Report(s) to Shareholders.

Class A

LBNDX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-13-A

08/25

Class C

BDLAX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-673-C

08/25

Class F

LBDFX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$35	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1004-F

08/25

Class F3

LBNOX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8952-F3

08/25

Class I

LBNYX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-688-I

08/25

Class P

LBNPX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$53	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-698-P

08/25

Class R2

LBNQX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$60	1.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1043-R2

08/25

Class R3

LBNRX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$55	1.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2048-R3

08/25

Class R4

LBNSX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$42	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8701-R4

08/25

Class R5

LBNTX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$30	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8733-R5

08/25

Class R6

LBNVX

Lord Abbett Bond Debenture Fund

Semi-Annual Shareholder Report

June 30, 2025

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of June 30, 2025)

Key Fund Statistics

 (as of June 30, 2025)

Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8765-R6

08/25

Item 1(b): Not applicable.

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Bond Debenture Fund

For the six-month period ended June 30, 2025

Table of Contents

1	Schedule of Investments (Item 7)

43	Statement of Assets and Liabilities (Item 7)

45	Statement of Operations (Item 7)

46	Statements of Changes in Net Assets (Item 7)

48	Financial Highlights (Item 7)

52	Notes to Financial Statements (Item 7)

71	Changes in and Disagreements with Accountants (Item 8)

71	Proxy Disclosures (Item 9)

71	Remuneration Paid to Directors, Officers, and Others (Item 10)

71	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments (unaudited)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 110.26%

ASSET-BACKED SECURITIES 1.88%

Automobiles 0.01%
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%		7/15/2027	$1,678,055	$1,676,890

Credit Card 0.36%
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	48,500,000	48,485,450	(a)
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	30,000,000	30,018,612
Total					78,504,062

Other 1.51%
Arbor Realty Collateralized Loan Obligation Ltd. Series 2025-BTR1 Class A†	6.225% (1 mo. USD Term SOFR + 1.93%	)#	1/20/2041	14,469,000	14,495,233
Bojangles Issuer LLC Series 2024-1A Class A2†	6.584%		11/20/2054	23,875,000	24,392,725
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	28,330,000	28,526,367
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	19,790,000	20,006,813
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	23,593,333	23,862,144
Driven Brands Funding LLC Series 2020-2A Class A2†	3.237%		1/20/2051	8,604,651	8,234,048
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054	13,244,912	13,730,256
Hardee’s Funding LLC Series 2024-1A Class A2†	7.253%		3/20/2054	6,463,188	6,680,623
Jersey Mike’s Funding LLC Series 2024-1A Class A2†	5.636%		2/15/2055	17,705,625	18,037,039
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	13,633,920	13,850,278
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	22,375,000	22,522,031
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	21,423,307	21,042,620
Sotheby’s Artfi Master Trust Series 2024-1A Class A2†	5.819% (3 mo. USD Term SOFR + 1.50%	)#	12/22/2031	25,921,000	25,950,389
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	7,884,836	8,194,826

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Subway Funding LLC Series 2024-1A Class A23†	6.505%	7/30/2054	$12,372,825	$12,727,490
Subway Funding LLC Series 2024-3A Class A23†	5.914%	7/30/2054	13,964,825	13,865,738
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%	2/25/2032	19,672,973	19,713,825
Wingstop Funding LLC Series 2024-1A Class A2†	5.858%	12/5/2054	18,725,000	19,114,787
Zaxbys Funding LLC Series 2024-1A Class A2I†	6.594%	4/30/2054	9,294,763	9,506,248
Total				324,453,480
Total Asset-Backed Securities (cost $399,405,861)				404,634,432

			Shares
COMMON STOCKS 4.72%

Aerospace & Defense 0.11%
General Electric Co.			44,493	11,452,053
Rolls-Royce Holdings PLC(b)			892,713	11,830,808
Total				23,282,861

Automobiles 0.11%
BYD Co. Ltd. Class H(b)			1,462,500	22,771,155

Banks 0.13%
Citigroup, Inc.			202,085	17,201,475
NU Holdings Ltd. Class A (Brazil)*(c)			813,126	11,156,089
Total				28,357,564

Beverages 0.11%
Celsius Holdings, Inc.*			493,345	22,886,275

Biotechnology 0.10%
Bridgebio Pharma, Inc.*			479,284	20,695,483

Broadline Retail 0.21%
Coupang, Inc.*			798,844	23,933,367
Ollie’s Bargain Outlet Holdings, Inc.*			164,458	21,672,275
Total				45,605,642

Building Products 0.05%
Builders FirstSource, Inc.*			93,980	10,966,526

Capital Markets 0.45%
3i Group PLC(b)			399,435	22,604,901
Cboe Global Markets, Inc.			93,971	21,914,977
Coinbase Global, Inc. Class A*			49,342	17,293,878

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Shares	Fair Value
Capital Markets (continued)
Robinhood Markets, Inc. Class A*	272,513	$25,515,392
SEI Investments Co.	117,469	10,555,764
Total		97,884,912

Chemicals 0.02%
Yara International ASA(b)	108,064	3,987,851

Construction & Engineering 0.42%
API Group Corp.*	422,894	21,588,739
Argan, Inc.	100,555	22,170,366
Construction Partners, Inc. Class A*	234,927	24,968,042
Quanta Services, Inc.	59,201	22,382,714
Total		91,109,861

Consumer Finance 0.13%
SoFi Technologies, Inc.*	1,503,510	27,378,917

Consumer Staples Distribution & Retail 0.05%
Casey’s General Stores, Inc.	21,098	10,765,676

Electric: Utilities 0.01%
Frontera Generation Holdings LLC*	125,994	1,070,949

Electronic Equipment, Instruments & Components 0.27%
Amphenol Corp. Class A	220,849	21,808,839
Badger Meter, Inc.	65,785	16,114,036
Celestica, Inc. (Canada)*(c)	136,252	21,270,299
Total		59,193,174

Energy Equipment & Services 0.05%
TechnipFMC PLC (United Kingdom)(c)	305,403	10,518,079

Entertainment 0.53%
NetEase, Inc.(b)	939,800	25,327,009
Netflix, Inc.*	16,756	22,438,462
Sea Ltd. ADR*	135,459	21,665,313
Spotify Technology SA (Sweden)*(c)	28,354	21,757,158
Take-Two Interactive Software, Inc.*	93,981	22,823,286
Total		114,011,228

Ground Transportation 0.08%
Uber Technologies, Inc.*	187,978	17,538,347

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Shares	Fair Value
Health Care Equipment & Supplies 0.10%
BioMerieux(b)	159,744	$22,095,265

Hotels, Restaurants & Leisure 0.21%
DoorDash, Inc. Class A*	93,971	23,164,791
Dutch Bros, Inc. Class A*	308,879	21,118,057
Total		44,282,848

Independent Power and Renewable Electricity Producers 0.10%
Talen Energy Corp.*	75,882	22,064,209

Information Technology Services 0.16%
Cloudflare, Inc. Class A*	59,295	11,611,740
Shopify, Inc. Class A (Canada)*(c)	206,758	23,849,535
Total		35,461,275

Interactive Media & Services 0.10%
Tencent Holdings Ltd.(b)	331,000	21,328,186

Life Sciences Tools & Services 0.10%
Eurofins Scientific SE(b)	310,094	22,098,949

Metals & Mining 0.14%
Carpenter Technology Corp.	39,939	11,038,341
Fresnillo PLC(b)	939,776	18,679,801
Total		29,718,142

Miscellaneous Financials 0.02%
Utex Industries*	113,840	3,529,040

Oil, Gas & Consumable Fuels 0.30%
Cheniere Energy, Inc.	103,378	25,174,611
Imperial Oil Ltd.(b)	211,500	16,801,961
Range Resources Corp.	570,908	23,218,828
Total		65,195,400

Personal Care Products 0.03%
Gibson Brands Private Equity*	106,902	6,859,527

Semiconductors & Semiconductor Equipment 0.30%
Astera Labs, Inc.*	230,226	20,817,035
Broadcom, Inc.	79,896	22,023,333
KLA Corp.	25,137	22,516,216
Total		65,356,584

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Shares	Fair Value
Software 0.21%
Microsoft Corp.	25,846	$12,856,059
Palantir Technologies, Inc. Class A*	164,468	22,420,278
Rubrik, Inc. Class A*	117,472	10,524,316
Total		45,800,653

Specialty Retail 0.00%
Claire’s Holdings LLC*	15,164	2,275

Technology Hardware, Storage & Peripherals 0.11%
Xiaomi Corp. Class B†*(b)	3,054,000	23,508,886

Transportation Infrastructure 0.01%
ACBL Holdings Corp.*	28,712	1,421,244
Total Common Stocks (cost $936,265,842)		1,016,746,983

	Interest Rate	Maturity Date	Principal Amount‡

CORPORATE BONDS 75.55%

Aerospace/Defense 1.94%
BAE Systems PLC (United Kingdom)†(c)	5.25%	3/26/2031	$20,926,000	21,638,901
Boeing Co.	5.15%	5/1/2030	21,720,000	22,123,156
Boeing Co.	5.805%	5/1/2050	34,637,000	33,248,863
Boeing Co.	6.528%	5/1/2034	50,319,000	54,705,973
Bombardier, Inc. (Canada)†(c)	7.50%	2/1/2029	21,384,000	22,468,564
Czechoslovak Group AS (Czechia)†(c)(d)	6.50%	1/10/2031	16,040,000	16,199,506
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(c)	7.50%	2/15/2032	36,079,000	36,561,958
HEICO Corp.	5.35%	8/1/2033	23,809,000	24,381,921
Spirit AeroSystems, Inc.(e)	4.60%	6/15/2028	34,907,000	34,338,725
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	13,085,000	13,899,685
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	23,677,000	26,141,799
TransDigm, Inc.	4.625%	1/15/2029	58,913,000	57,847,440
TransDigm, Inc.†	6.00%	1/15/2033	21,948,000	22,081,418
TransDigm, Inc.†	6.875%	12/15/2030	31,150,000	32,343,131
Total				417,981,040

Agriculture 0.90%
BAT Capital Corp.	7.75%	10/19/2032	20,427,000	23,652,732
Imperial Brands Finance PLC (United Kingdom)†(c)(d)	5.625%	7/1/2035	16,234,000	16,295,150
Japan Tobacco, Inc. (Japan)†(c)	5.85%	6/15/2035	30,426,000	31,828,566

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Agriculture (continued)
JT International Financial Services BV (Netherlands)†(c)	6.875%	10/24/2032	$12,475,000	$13,829,313
Philip Morris International, Inc.	4.875%	4/30/2035	32,444,000	32,022,098
Viterra Finance BV (Netherlands)†(c)	2.00%	4/21/2026	24,125,000	23,616,526
Viterra Finance BV (Netherlands)†(c)	3.20%	4/21/2031	27,334,000	25,152,001
Viterra Finance BV (Netherlands)†(c)(e)	5.25%	4/21/2032	27,102,000	27,602,035
Total				193,998,421

Airlines 1.98%
Alaska Airlines Pass-Through Trust Class A†	4.80%	2/15/2029	22,517,923	22,555,222
American Airlines Pass-Through Trust Class AA(e)	3.00%	4/15/2030	10,511,970	9,958,415
American Airlines, Inc.†	7.25%	2/15/2028	16,554,000	16,916,930
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	132,933,103	132,899,564
AS Mileage Plan IP Ltd. (Cayman Islands)†(c)	5.308%	10/20/2031	33,758,000	33,232,387
British Airways Pass-Through Trust Class AA (United Kingdom)†(c)(e)	3.30%	6/15/2034	11,641,729	10,840,958
British Airways Pass-Through Trust Class A (United Kingdom)†(c)	4.25%	5/15/2034	8,634,527	8,299,382
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	29,635,081	29,717,740
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	38,710,000	37,684,428
JetBlue Pass-Through Trust Class A	2.95%	11/15/2029	9,936,940	9,137,853
JetBlue Pass-Through Trust Class B	8.00%	5/15/2029	13,280,748	13,468,456
United Airlines Pass-Through Trust Class AA	5.45%	8/15/2038	43,670,619	44,224,511
United Airlines Pass-Through Trust Class A	5.80%	7/15/2037	22,971,481	23,512,983
United Airlines Pass-Through Trust Class A	5.875%	4/15/2029	18,993,544	19,397,799
United Airlines, Inc.†	4.625%	4/15/2029	14,775,000	14,351,773
Total				426,198,401

Auto Manufacturers 1.06%
Allison Transmission, Inc.†	3.75%	1/30/2031	24,669,000	22,626,562
Aston Martin Capital Holdings Ltd. (United Kingdom)†(c)	10.00%	3/31/2029	32,169,000	30,496,164
Ford Motor Credit Co. LLC	3.625%	6/17/2031	10,951,000	9,643,937
Ford Motor Credit Co. LLC	6.125%	3/8/2034	22,804,000	22,209,431
General Motors Financial Co., Inc.	5.45%	9/6/2034	40,536,000	39,755,991
Jaguar Land Rover Automotive PLC (United Kingdom)†(c)(e)	5.875%	1/15/2028	18,939,000	19,036,706
Nissan Motor Acceptance Co. LLC†	5.30%	9/13/2027	4,906,000	4,840,639
Nissan Motor Acceptance Co. LLC†	7.05%	9/15/2028	7,763,000	7,937,243

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Auto Manufacturers (continued)
Nissan Motor Co. Ltd. (Japan)†(c)	4.345%		9/17/2027		$12,134,000	$11,657,064
Nissan Motor Co. Ltd. (Japan)†(c)	4.81%		9/17/2030		66,482,000	61,037,172
Total						229,240,909

Auto Parts & Equipment 0.77%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		5/15/2028		19,552,000	20,086,415
Goodyear Tire & Rubber Co.	6.625%		7/15/2030		16,946,000	17,298,324
Tenneco, Inc.†	8.00%		11/17/2028		32,145,000	31,822,502
ZF North America Capital, Inc.†	6.75%		4/23/2030		22,555,000	21,688,183
ZF North America Capital, Inc.†	6.875%		4/14/2028		21,422,000	21,506,596
ZF North America Capital, Inc.†	7.125%		4/14/2030		54,919,000	53,760,193
Total						166,162,213

Banks 5.89%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037		34,400,000	30,267,636
AIB Group PLC (Ireland)†(c)	5.32% (SOFR + 1.65%	)#	5/15/2031		6,340,000	6,453,341
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(c)	5.50% (5 yr. CMT + 4.55%	)	10/26/2031		51,057,000	1	(a)
ANZ Bank New Zealand Ltd. (New Zealand)†(c)	5.898% (5 yr. CMT + 1.50%	)#	7/10/2034		17,739,000	18,228,995
Associated Banc-Corp.	6.455% (SOFR + 3.03%	)#	8/29/2030		21,624,000	22,230,785
Australia & New Zealand Banking Group Ltd. (Australia)†(c)	6.742%		12/8/2032		49,324,000	53,780,588
Banco Santander SA (Spain)(c)	8.00% (5 yr. CMT + 3.91%	)#	–	(f)	13,400,000	14,188,912
Bancolombia SA (Colombia)(c)	8.625% (5 yr. CMT + 4.32%	)#	12/24/2034		17,074,000	17,964,836
Bank OZK(e)	2.75% (3 mo. USD Term SOFR + 2.09%	)#	10/1/2031		39,957,000	35,961,300
BankUnited, Inc.	4.875%		11/17/2025		24,108,000	24,088,226
Barclays PLC (United Kingdom)(c)	7.625% (5 yr. USD SOFR ICE Swap + 3.69%	)#	–	(f)	22,112,000	22,262,207
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039		21,627,000	22,369,217
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico†	8.45% (5 yr. CMT + 4.66%	)#	6/29/2038		22,233,000	23,529,354

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
CaixaBank SA (Spain)†(c)	6.208% (SOFR + 2.70%	)#	1/18/2029		$50,923,000	$52,940,359
Citigroup, Inc.(e)	6.95% (5 yr. CMT + 2.73%	)#	–	(f)	25,754,000	26,367,438
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030		20,706,000	21,450,597
Credit Agricole SA (France)†(c)	4.75% (5 yr. CMT + 3.24%	)#	–	(f)	60,097,000	56,292,656
Deutsche Bank AG	4.875% (5 yr. USD ICE Swap + 2.55%	)#	12/1/2032		22,540,000	22,302,265
Deutsche Bank AG	6.72% (SOFR + 3.18%	)#	1/18/2029		42,171,000	44,309,565
Deutsche Bank AG	7.079% (SOFR + 3.65%	)#	2/10/2034		63,725,000	67,956,254
Fifth Third Bancorp	4.895% (SOFR + 1.49%	)#	9/6/2030		18,018,000	18,223,644
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%	)#	3/12/2040		24,552,000	24,491,668
First Horizon Corp.	5.514% (SOFR + 1.77%	)#	3/7/2031		17,030,000	17,279,315
First Republic Bank	4.375%		8/1/2046		20,817,000	78,064
First Republic Bank	4.625%		2/13/2047		15,410,000	57,787
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		50,320,000	52,255,306
FNB Corp.	5.722% (SOFR + 1.93%	)#	12/11/2030		25,429,000	25,581,198
Freedom Mortgage Corp.†	12.00%		10/1/2028		19,295,000	20,762,543
Freedom Mortgage Corp.†	12.25%		10/1/2030		7,725,000	8,572,346
Goldman Sachs Group, Inc.	6.85% (5 yr. CMT + 2.46%	)#	–	(f)	22,552,000	23,329,779
Home BancShares, Inc.(e)	3.125% (3 mo. USD Term SOFR + 1.82%	)#	1/30/2032		22,552,000	20,118,634
HSBC Holdings PLC (United Kingdom)(c)(e)	6.95% (5 yr. CMT + 3.19%	)#	–	(f)	21,818,000	21,988,093
Huntington Bancshares, Inc.	6.141% (5 yr. CMT + 1.70%	)#	11/18/2039		30,918,000	31,555,428
Macquarie Bank Ltd. (United Kingdom)(c)	6.125% (5 yr. USD Swap + 3.70%	)#	–	(f)	10,748,000	10,807,125
NatWest Group PLC (United Kingdom)(c)	8.125% (5 yr. CMT + 3.75%	)#	–	(f)	22,107,000	23,901,071
Nordea Bank Abp (Finland)†(c)(e)	6.30% (5 yr. CMT + 2.66%	)#	–	(f)	12,996,000	12,691,115

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
PNC Financial Services Group, Inc.	3.40% (5 yr. CMT + 2.60%	)#	–	(f)	$24,327,000	$23,554,495
Regions Financial Corp.	5.502% (SOFR + 2.06%	)#	9/6/2035		18,018,000	18,071,050
Societe Generale SA (France)†(c)	6.066% (1 yr. CMT + 2.10%	)#	1/19/2035		20,817,000	21,451,732
Standard Chartered PLC (United Kingdom)†(c)(e)	6.097% (1 yr. CMT + 2.10%	)#	1/11/2035		27,561,000	29,036,038
State Street Corp.	6.45% (5 yr. CMT + 2.14%	)#	–	(f)	25,847,000	26,361,459
Sumitomo Mitsui Financial Group, Inc. (Japan)(c)	6.60% (5 yr. CMT + 2.28%	)#	–	(f)	12,726,000	12,786,448
Synovus Financial Corp.	6.168% (SOFR + 2.35%	)#	11/1/2030		18,009,000	18,480,664
UBS Group AG (Switzerland)†(c)	7.00% (5 yr. USD SOFR ICE Swap + 3.08%	)#	–	(f)	24,139,000	24,073,376
UBS Group AG (Switzerland)†(c)	9.25% (5 yr. CMT + 4.75%	)#	–	(f)	24,151,000	26,420,566
UBS Group AG (Switzerland)†(c)	9.25% (5 yr. CMT + 4.76%	)#	–	(f)	13,301,000	15,414,675
UniCredit SpA (Italy)†(c)	7.296% (5 yr. USD ICE Swap + 4.91%	)#	4/2/2034		45,208,000	47,834,925
Webster Financial Corp.	4.10%		3/25/2029		34,898,000	34,060,137
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		57,945,000	53,997,207
Zions Bancorp NA	6.816% (SOFR + 2.83%	)#	11/19/2035		21,981,000	22,858,725
Total						1,269,039,145

Beverages 0.25%
Bacardi Ltd.†	4.70%		5/15/2028		16,884,000	16,948,589
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029		14,731,000	14,945,848
Coca-Cola Femsa SAB de CV (Mexico)(c)	5.10%		5/6/2035		22,333,000	22,232,278
Total						54,126,715

Biotechnology 0.15%
Royalty Pharma PLC(e)	5.40%		9/2/2034		32,027,000	32,465,808

Building Materials 1.42%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		27,943,000	12,909,411
Amrize Finance U.S. LLC†	5.40%		4/7/2035		12,616,000	12,806,597

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Building Materials (continued)
Builders FirstSource, Inc.†	4.25%	2/1/2032		$24,490,000	$22,706,266
Builders FirstSource, Inc.†	6.375%	6/15/2032		21,666,000	22,282,896
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%	12/15/2030		77,265,000	79,074,701
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%	7/15/2031		22,442,000	23,244,526
Griffon Corp.(e)	5.75%	3/1/2028		16,769,000	16,777,626
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%	2/1/2030		34,251,000	32,645,166
Quikrete Holdings, Inc.†	6.375%	3/1/2032		31,693,000	32,610,351
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028		33,376,000	33,315,449
Standard Industries, Inc.†	4.375%	7/15/2030		18,055,000	17,106,507
Total					305,479,496

Chemicals 1.42%
ASP Unifrax Holdings, Inc.†	7.10%	9/30/2029		43,335,136	19,934,163
ASP Unifrax Holdings, Inc.†(e)	11.175%	9/30/2029		45,396,249	41,631,207
Cabot Corp.	5.00%	6/30/2032		32,395,000	32,393,462
Celanese U.S. Holdings LLC	6.415%	7/15/2027		24,483,000	25,370,479
Celanese U.S. Holdings LLC(e)	6.75%	4/15/2033		22,065,000	22,312,040
Ma’aden Sukuk Ltd. (Cayman Islands)†(c)(e)	5.50%	2/13/2035		13,392,000	13,665,826
Olin Corp.(e)	5.00%	2/1/2030		22,985,000	22,195,727
Olympus Water U.S. Holding Corp.†	4.25%	10/1/2028		23,257,000	22,131,763
Olympus Water U.S. Holding Corp.†	7.25%	6/15/2031		27,168,000	27,734,181
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028		21,862,000	21,313,570
SK Invictus Intermediate II SARL (Luxembourg)†(c)	5.00%	10/30/2029		31,346,000	30,377,512
Syensqo Finance America LLC†	5.65%	6/4/2029		26,953,000	27,975,266
Total					307,035,196

Coal 0.19%
SunCoke Energy, Inc.†	4.875%	6/30/2029		24,865,000	23,162,684
Warrior Met Coal, Inc.†	7.875%	12/1/2028		17,451,000	17,819,740
Total					40,982,424

Commercial Services 3.40%
Albion Financing 1 SARL/Aggreko Holdings, Inc.†	5.375%	5/21/2030	EUR	3,086,000	3,722,053
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(c)	7.00%	5/21/2030		$23,518,000	24,059,555
Allied Universal Holdco LLC†	7.875%	2/15/2031		32,804,000	34,299,272
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(e)	6.00%	6/1/2029		38,205,000	37,191,830
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.875%	6/15/2030		29,031,000	29,452,066

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL†	4.625%	6/1/2028	$24,282,000	$23,585,039
Ashtead Capital, Inc.†	4.25%	11/1/2029	12,898,000	12,636,305
Ashtead Capital, Inc.†	5.50%	8/11/2032	19,088,000	19,344,112
Ashtead Capital, Inc.†	5.80%	4/15/2034	9,216,000	9,437,024
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	8.375%	6/15/2032	63,510,000	66,488,555
Block, Inc.	6.50%	5/15/2032	37,156,000	38,359,037
Brink’s Co.†	4.625%	10/15/2027	15,353,000	15,266,223
CoreCivic, Inc.	8.25%	4/15/2029	22,853,000	24,247,376
EquipmentShare.com, Inc.†	8.625%	5/15/2032	21,214,000	22,570,420
EquipmentShare.com, Inc.†	9.00%	5/15/2028	52,191,000	55,201,377
Garda World Security Corp. (Canada)†(c)	7.75%	2/15/2028	14,444,000	14,954,564
GEO Group, Inc.	8.625%	4/15/2029	31,106,000	32,952,295
GXO Logistics, Inc.	2.65%	7/15/2031	25,082,000	21,839,445
GXO Logistics, Inc.	6.25%	5/6/2029	20,719,000	21,641,240
Herc Holdings, Inc.†	7.25%	6/15/2033	19,089,000	20,013,886
Hertz Corp.†(g)	Zero Coupon	10/15/2024	16,775,000	1,258,125
Hertz Corp.†	Zero Coupon	1/15/2028	33,436,000	7,857,460
Hertz Corp.†	12.625%	7/15/2029	49,699,000	52,030,549
ITR Concession Co. LLC†	5.183%	7/15/2035	12,438,000	12,306,941
J Paul Getty Trust	4.905%	4/1/2035	22,551,000	22,707,907
Quanta Services, Inc.	5.25%	8/9/2034	31,777,000	32,186,354
Rentokil Terminix Funding LLC†	5.625%	4/28/2035	26,944,000	27,338,524
Rollins, Inc.	5.25%	2/24/2035	31,626,000	31,758,366
Sotheby’s†	7.375%	10/15/2027	18,248,000	18,129,172
Total				732,835,072

Computers 0.91%
CACI International, Inc.†	6.375%	6/15/2033	18,625,000	19,243,313
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	83,075,000	78,650,542
Gartner, Inc.†	3.625%	6/15/2029	34,280,000	32,617,725
NCR Atleos Corp.†	9.50%	4/1/2029	28,708,000	31,467,643
NetApp, Inc.	2.70%	6/22/2030	10,143,000	9,272,308
Western Digital Corp.	3.10%	2/1/2032	27,000,000	23,907,460
Total				195,158,991

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Cosmetics/Personal Care 0.34%
Opal Bidco SAS (France)†(c)	6.50%		3/31/2032		$30,469,000	$31,116,862
Perrigo Finance Unlimited Co. (Ireland)(c)	4.90%		6/15/2030		24,024,000	23,637,788
Perrigo Finance Unlimited Co. (Ireland)(c)	6.125%		9/30/2032		17,993,000	18,177,626
Total						72,932,276

Distribution/Wholesale 0.44%
American Builders & Contractors Supply Co., Inc.†	4.00%		1/15/2028		24,375,000	23,857,424
LKQ Corp.	6.25%		6/15/2033		27,041,000	28,536,951
Marubeni Corp. (Japan)†(c)	5.383%		4/1/2035		20,673,000	20,972,522
Windsor Holdings III LLC†	8.50%		6/15/2030		19,929,000	21,381,373
Total						94,748,270

Diversified Financial Services 4.32%
AG Issuer LLC†	6.25%		3/1/2028		24,003,000	24,022,634
Aircastle Ltd.†	6.50%		7/18/2028		22,558,000	23,562,020
Ally Financial, Inc.	6.70%		2/14/2033		44,941,000	46,850,710
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030		25,983,000	26,269,526
Capital One Financial Corp.(e)	5.50% (3 mo. USD Term SOFR + 3.34%	)#	–	(f)	22,406,000	22,174,071
Coinbase Global, Inc.†	3.375%		10/1/2028		57,916,000	54,341,135
Coinbase Global, Inc.†	3.625%		10/1/2031		26,748,000	23,837,448
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031		24,430,000	25,212,549
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029		32,352,000	33,627,478
GGAM Finance Ltd. (Ireland)†(c)	8.00%		6/15/2028		41,069,000	43,471,085
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(c)(g)	6.054% (3 mo. USD LIBOR + 5.75%	)	1/15/2015		15,000,000	0	(a)
ILFC E-Capital Trust I†	6.43%#(h)		12/21/2065		28,720,000	24,085,718
ILFC E-Capital Trust II†	6.68%#(h)		12/21/2065		20,873,000	17,835,139
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029		18,510,000	17,971,124
Jane Street Group/JSG Finance, Inc.†	6.75%		5/1/2033		36,068,000	37,107,877
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031		29,287,000	30,835,755
LPL Holdings, Inc.†	4.00%		3/15/2029		21,679,000	21,065,073
LPL Holdings, Inc.	5.75%		6/15/2035		16,822,000	17,025,903
LPL Holdings, Inc.	6.00%		5/20/2034		30,180,000	31,224,377
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	6.50%		3/26/2031		41,484,000	43,935,248
Navient Corp.	5.50%		3/15/2029		22,621,000	22,170,191
Navient Corp.	6.75%		6/15/2026		21,670,000	21,945,469
Navient Corp.	7.875%		6/15/2032		27,017,000	28,131,419

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		$25,846,000	$22,129,267
OneMain Finance Corp.	7.50%		5/15/2031		31,059,000	32,474,265
PennyMac Financial Services, Inc.†	5.75%		9/15/2031		8,382,000	8,225,119
PennyMac Financial Services, Inc.†	6.875%		5/15/2032		27,348,000	27,979,602
PennyMac Financial Services, Inc.†	7.125%		11/15/2030		21,685,000	22,487,996
PennyMac Financial Services, Inc.†	7.875%		12/15/2029		22,745,000	24,168,905
Rocket Cos., Inc.†	6.375%		8/1/2033		31,943,000	32,724,023
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	4.00%		10/15/2033		37,017,000	33,143,473
Synchrony Financial	5.935% (SOFR + 2.13%	)#	8/2/2030		10,178,000	10,464,935
Synchrony Financial	7.25%		2/2/2033		51,327,000	53,729,959
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031		24,820,000	26,064,450
Total						930,293,943

Electric 4.13%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055		23,360,000	24,109,853
AES Panama Generation Holdings SRL (Panama)(c)(e)	4.375%		5/31/2030		23,662,077	21,681,324
Alpha Generation LLC†	6.75%		10/15/2032		21,496,000	22,173,339
Calpine Corp.†	4.625%		2/1/2029		74,359,000	73,488,501
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035		18,038,000	18,623,531
Cleveland Electric Illuminating Co.†	3.50%		4/1/2028		17,565,000	17,093,310
Constellation Energy Generation LLC	5.60%		6/15/2042		21,992,000	21,420,881
Constellation Energy Generation LLC	5.80%		3/1/2033		28,492,000	30,145,844
Constellation Energy Generation LLC	6.25%		10/1/2039		42,389,000	45,297,547
DPL, Inc.	4.35%		4/15/2029		27,939,000	27,089,956
Evergy, Inc.	6.65% (5 yr. CMT + 2.56%	)#	6/1/2055		31,929,000	32,495,234
Idaho Power Co.	5.20%		8/15/2034		21,255,000	21,685,411
Idaho Power Co.	5.70%		3/15/2055		25,247,000	24,816,365
Lightning Power LLC†	7.25%		8/15/2032		52,794,000	55,597,400
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030		24,098,803	23,823,330
NRG Energy, Inc.†	7.00%		3/15/2033		28,728,000	31,560,294
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(f)	40,754,000	45,280,617
Pacific Gas & Electric Co.	6.15%		1/15/2033		30,660,000	31,597,313
Palomino Funding Trust I†	7.233%		5/17/2028		44,964,000	47,522,790

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Electric (continued)
Pike Corp.†	5.50%		9/1/2028			$33,202,000	$33,203,378
Pike Corp.†	8.625%		1/31/2031			15,092,000	16,432,607
Puget Energy, Inc.	4.10%		6/15/2030			26,045,000	25,171,238
Sempra	6.40% (5 yr. CMT + 2.63%	)#	10/1/2054			27,019,000	25,717,406
Talen Energy Supply LLC†	8.625%		6/1/2030			24,852,000	26,649,574
Tampa Electric Co.	5.15%		3/1/2035			42,089,000	42,307,719
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(f)		21,649,000	21,923,466
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%	)#	–	(f)		7,229,000	7,875,193
Vistra Operations Co. LLC†	4.375%		5/1/2029			77,332,000	75,421,768
Total							890,205,189

Electronics 0.38%
Allegion U.S. Holding Co., Inc.	5.60%		5/29/2034			13,510,000	13,886,182
Flex Ltd.	5.25%		1/15/2032			18,019,000	18,226,311
Imola Merger Corp.†	4.75%		5/15/2029			18,106,000	17,492,703
Trimble, Inc.	6.10%		3/15/2033			31,018,000	32,965,283
Total							82,570,479

Energy-Alternate Sources 0.23%
Topaz Solar Farms LLC†	5.75%		9/30/2039			49,845,131	48,976,829

Engineering & Construction 0.89%
Fluor Corp.	4.25%		9/15/2028			23,125,000	22,744,076
Heathrow Finance PLC	6.625%		3/1/2031		GBP	42,080,000	57,552,716
Jacobs Engineering Group, Inc.	5.90%		3/1/2033			$27,604,000	28,739,689
Jacobs Engineering Group, Inc.	6.35%		8/18/2028			16,087,000	16,911,368
MasTec, Inc.†	4.50%		8/15/2028			23,035,000	22,734,706
MasTec, Inc.	5.90%		6/15/2029			19,917,000	20,617,102
TAV Havalimanlari Holding AS (Turkey)†(c)	8.50%		12/7/2028			20,581,000	21,482,474
Total							190,782,131

Entertainment 1.45%
Boyne USA, Inc.†	4.75%		5/15/2029			23,563,000	22,878,914
Caesars Entertainment, Inc.†(e)	4.625%		10/15/2029			38,882,000	37,139,310
Caesars Entertainment, Inc.†	7.00%		2/15/2030			30,300,000	31,397,072
Churchill Downs, Inc.†	4.75%		1/15/2028			36,115,000	35,672,016
Churchill Downs, Inc.†	5.50%		4/1/2027			21,171,000	21,143,429
Flutter Treasury DAC (Ireland)†(c)	6.375%		4/29/2029			16,126,000	16,620,633

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Entertainment (continued)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%		5/1/2029		$44,276,000	$42,677,256
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%		4/16/2029		42,245,000	37,455,186
SeaWorld Parks & Entertainment, Inc.†	5.25%		8/15/2029		47,179,000	46,141,642
WMG Acquisition Corp.†	3.75%		12/1/2029		23,482,000	22,030,091
Total						313,155,549

Environmental Control 0.15%
Madison IAQ LLC†(e)	5.875%		6/30/2029		32,360,000	31,855,155

Food 1.68%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%		3/15/2029		48,449,000	45,952,413
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.25%		3/15/2033		13,200,000	13,619,575
Alicorp SAA†	7.40%		6/16/2032	PEN	82,623,000	23,666,912
Fiesta Purchaser, Inc.†	7.875%		3/1/2031		$13,224,000	14,047,789
Gruma SAB de CV (Mexico)†(c)	5.39%		12/9/2034		22,138,000	22,284,054
Grupo Nutresa SA (Colombia)†(c)	9.00%		5/12/2035		20,351,000	22,009,128
Lamb Weston Holdings, Inc.†	4.125%		1/31/2030		29,214,000	27,889,621
Mars, Inc.†	5.20%		3/1/2035		21,503,000	21,771,366
Mars, Inc.†	5.70%		5/1/2055		32,544,000	32,487,704
McCormick & Co., Inc.	4.95%		4/15/2033		14,652,000	14,804,343
Performance Food Group, Inc.†	6.125%		9/15/2032		33,766,000	34,582,597
Post Holdings, Inc.†	4.50%		9/15/2031		16,383,000	15,221,352
Post Holdings, Inc.†	4.625%		4/15/2030		30,030,000	28,896,794
Smithfield Foods, Inc.†	5.20%		4/1/2029		28,037,000	28,235,052
U.S. Foods, Inc.†	4.75%		2/15/2029		17,648,000	17,355,153
Total						362,823,853

Forest Products & Paper 0.15%
LD Celulose International GmbH (Austria)†(c)	7.95%		1/26/2032		10,073,000	10,608,128
Mercer International, Inc. (Canada)†(c)	12.875%		10/1/2028		21,496,000	21,829,489
Total						32,437,617

Gas 0.40%
National Fuel Gas Co.	5.50%		3/15/2030		21,799,000	22,416,084
NiSource, Inc.	6.375% (5 yr. CMT + 2.53%	)#	3/31/2055		21,623,000	21,799,271
Snam SpA (Italy)†(c)	5.75%		5/28/2035		12,001,000	12,266,687

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Gas (continued)
Snam SpA (Italy)†(c)	6.50%	5/28/2055		$8,400,000	$8,737,537
Southwest Gas Corp.	4.05%	3/15/2032		22,297,000	21,189,391
Total					86,408,970

Health Care-Products 0.70%
Bausch & Lomb Corp. (Canada)†(c)	8.375%	10/1/2028		20,761,000	21,695,245
Medline Borrower LP†	3.875%	4/1/2029		45,097,000	43,290,238
Medline Borrower LP†	5.25%	10/1/2029		44,250,000	43,937,365
Solventum Corp.	5.45%	3/13/2031		20,992,000	21,806,563
Solventum Corp.	5.60%	3/23/2034		19,282,000	19,852,323
Total					150,581,734

Health Care-Services 1.47%
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031		49,099,000	42,015,369
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030		44,991,000	39,938,398
Concentra Health Services, Inc.†	6.875%	7/15/2032		11,003,000	11,405,860
DaVita, Inc.†	4.625%	6/1/2030		47,559,000	45,599,408
HCA, Inc.	5.50%	6/1/2033		22,533,000	23,079,227
HCA, Inc.	5.75%	3/1/2035		20,707,000	21,305,783
LifePoint Health, Inc.†	11.00%	10/15/2030		18,973,000	20,954,654
Molina Healthcare, Inc.†	3.875%	11/15/2030		41,142,000	38,293,336
Molina Healthcare, Inc.†	3.875%	5/15/2032		24,175,000	22,020,993
Tenet Healthcare Corp.	6.75%	5/15/2031		30,121,000	31,182,133
Universal Health Services, Inc.	5.05%	10/15/2034		22,783,000	21,755,046
Total					317,550,207

Holding Companies-Diversified 0.33%
Benteler International AG†(d)	7.25%	6/15/2031	EUR	9,679,000	11,787,036
Benteler International AG (Austria)†(c)	10.50%	5/15/2028		$21,318,000	22,455,593
Clue Opco LLC†(e)	9.50%	10/15/2031		16,367,000	17,366,696
Stena International SA (Luxembourg)†(c)	7.25%	1/15/2031		18,713,000	18,787,347
Total					70,396,672

Home Builders 0.71%
Century Communities, Inc.†	3.875%	8/15/2029		27,525,000	25,524,841
DR Horton, Inc.	4.85%	10/15/2030		21,072,000	21,266,268
Lennar Corp.	5.20%	7/30/2030		21,065,000	21,469,782
LGI Homes, Inc.†(e)	7.00%	11/15/2032		45,316,000	43,174,819
PulteGroup, Inc.	6.375%	5/15/2033		37,883,000	40,666,474
Total					152,102,184

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Home Furnishings 0.05%
Leggett & Platt, Inc.	4.40%		3/15/2029	$10,603,000	$10,310,028

Insurance 1.87%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028	40,395,000	41,091,006
Ardonagh Finco Ltd. (United Kingdom)†(c)	7.75%		2/15/2031	18,104,000	18,941,111
Ardonagh Group Finance Ltd. (United Kingdom)†(c)	8.875%		2/15/2032	38,928,000	40,995,160
Arthur J Gallagher & Co.	5.15%		2/15/2035	34,669,000	34,705,431
Brown & Brown, Inc.	2.375%		3/15/2031	25,321,000	22,306,258
First American Financial Corp.	5.45%		9/30/2034	10,394,000	10,187,267
Global Atlantic Fin Co.†	7.95% (5 yr. CMT + 3.61%	)#	10/15/2054	25,350,000	26,454,702
Hanwha Life Insurance Co. Ltd. (South Korea)†(c)	6.30% (5 yr. CMT + 2.29%	)#	6/24/2055	13,304,000	13,718,020
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(c)	7.25%		2/15/2031	23,169,000	24,010,313
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(c)	8.125%		2/15/2032	21,597,000	22,568,951
HUB International Ltd.†	7.25%		6/15/2030	27,054,000	28,292,262
HUB International Ltd.†	7.375%		1/31/2032	17,259,000	18,069,369
NMI Holdings, Inc.	6.00%		8/15/2029	18,009,000	18,501,546
Old Republic International Corp.	5.75%		3/28/2034	20,916,000	21,549,422
Panther Escrow Issuer LLC†	7.125%		6/1/2031	20,598,000	21,409,685
Swiss RE Subordinated Finance PLC (United Kingdom)†(c)	5.698% (3 mo. USD Term SOFR + 1.81%	)#	4/5/2035	20,200,000	20,418,342
Transatlantic Holdings, Inc.	8.00%		11/30/2039	15,659,000	19,687,064
Total					402,905,909

Internet 0.46%
Meituan (China)†(c)	4.625%		10/2/2029	32,443,000	32,457,804
Rakuten Group, Inc. (Japan)†(c)	9.75%		4/15/2029	9,045,000	9,932,982
Tencent Holdings Ltd. (China)†(c)	3.925%		1/19/2038	24,722,000	21,984,856
VeriSign, Inc.	5.25%		6/1/2032	33,559,000	34,213,722
Total					98,589,364

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Iron-Steel 0.54%
ATI, Inc.	7.25%	8/15/2030	$30,258,000	$31,732,866
Commercial Metals Co.	4.375%	3/15/2032	15,677,000	14,452,559
Samarco Mineracao SA (Brazil)(c)	9.50%	6/30/2031	47,864,463	47,083,335
U.S. Steel Corp.	6.875%	3/1/2029	23,669,000	23,901,485
Total				117,170,245

Leisure Time 1.43%
Carnival Corp.†	4.00%	8/1/2028	41,410,000	40,555,919
Carnival Corp.†	5.75%	3/1/2027	42,176,000	42,550,596
Carnival Corp.†	5.75%	3/15/2030	21,541,000	21,919,368
Carnival Corp.†	6.00%	5/1/2029	29,128,000	29,450,360
Carnival Corp.†	6.125%	2/15/2033	25,388,000	25,991,650
NCL Corp. Ltd.†	6.75%	2/1/2032	32,970,000	33,703,697
Royal Caribbean Cruises Ltd.†	5.625%	9/30/2031	60,389,000	60,795,665
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033	21,096,000	21,515,853
Sabre GLBL, Inc.†	8.625%	6/1/2027	9,142,000	9,364,882
Viking Cruises Ltd.†	9.125%	7/15/2031	19,914,000	21,459,844
Total				307,307,834

Lodging 1.67%
Choice Hotels International, Inc.	5.85%	8/1/2034	31,544,000	31,809,959
Genting New York LLC/GENNY Capital, Inc.†	7.25%	10/1/2029	20,699,000	21,490,893
Hilton Domestic Operating Co., Inc.†	3.625%	2/15/2032	15,350,000	13,914,508
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	25,286,000	24,255,449
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	22,117,000	22,031,807
Hilton Domestic Operating Co., Inc.†	5.875%	3/15/2033	30,653,000	31,251,592
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%	1/15/2032	25,419,000	25,829,593
Sands China Ltd. (Macau)(c)	2.85%	3/8/2029	57,502,000	52,922,489
Sands China Ltd. (Macau)(c)	4.375%	6/18/2030	35,200,000	33,669,303
Sands China Ltd. (Macau)(c)	5.40%	8/8/2028	25,193,000	25,396,610
Studio City Finance Ltd. (Hong Kong)(c)	5.00%	1/15/2029	35,436,000	32,540,561
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	21,636,000	21,666,906
Wynn Macau Ltd. (Macau)†(c)	5.50%	10/1/2027	23,813,000	23,770,818
Total				360,550,488

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	18,160,000	17,722,355

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Machinery-Diversified 0.88%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(c)	9.00%	2/15/2029	$20,513,000	$21,472,967
nVent Finance SARL (Luxembourg)(c)	2.75%	11/15/2031	20,244,000	17,620,366
nVent Finance SARL (Luxembourg)(c)	5.65%	5/15/2033	36,050,000	36,741,415
Regal Rexnord Corp.	6.05%	4/15/2028	20,719,000	21,356,619
Regal Rexnord Corp.	6.40%	4/15/2033	36,534,000	38,593,749
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	32,705,000	32,703,819
Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	19,961,000	20,676,638
Total				189,165,573

Media 3.62%
AMC Networks, Inc.	4.25%	2/15/2029	45,607,000	36,579,778
AMC Networks, Inc.†	10.25%	1/15/2029	20,807,000	21,587,262
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	37,204,000	36,071,040
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	34,678,000	34,382,199
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	33,967,000	33,866,407
CSC Holdings LLC†	4.125%	12/1/2030	9,124,000	6,445,035
CSC Holdings LLC†	4.625%	12/1/2030	113,481,000	52,874,870
CSC Holdings LLC†	5.375%	2/1/2028	15,464,000	14,171,381
CSC Holdings LLC†	5.75%	1/15/2030	40,882,000	20,261,557
CSC Holdings LLC†	6.50%	2/1/2029	17,012,000	13,847,521
CSC Holdings LLC†	11.75%	1/31/2029	47,992,000	45,677,864
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	54,608,000	54,463,902
DISH DBS Corp.	5.125%	6/1/2029	46,717,000	31,183,597
DISH Network Corp.†	11.75%	11/15/2027	64,409,000	66,444,067
FactSet Research Systems, Inc.	3.45%	3/1/2032	26,068,000	23,777,890
Gray Media, Inc.†	5.375%	11/15/2031	91,705,000	68,842,599
Gray Media, Inc.†	10.50%	7/15/2029	20,773,000	22,332,533
McGraw-Hill Education, Inc.†	7.375%	9/1/2031	21,389,000	22,328,004
Sinclair Television Group, Inc.†	8.125%	2/15/2033	21,898,000	22,140,770
Sunrise FinCo I BV (Netherlands)†(c)	4.875%	7/15/2031	53,571,000	50,698,255
Univision Communications, Inc.†	4.50%	5/1/2029	28,463,000	25,906,361
Virgin Media Finance PLC (United Kingdom)†(c)	5.00%	7/15/2030	37,963,000	34,724,399
VZ Secured Financing BV (Netherlands)†(c)	5.00%	1/15/2032	46,331,000	41,255,365
Total				779,862,656

Metal Fabricate-Hardware 0.27%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	35,098,000	34,030,972
Vallourec SACA (France)†(c)	7.50%	4/15/2032	23,124,000	24,268,869
Total				58,299,841

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Mining 3.06%
Alcoa Nederland Holding BV (Netherlands)†(c)	7.125%	3/15/2031	$20,653,000	$21,689,326
Anglo American Capital PLC (United Kingdom)†(c)	5.625%	4/1/2030	22,140,000	22,980,726
Anglo American Capital PLC (United Kingdom)†(c)	5.75%	4/5/2034	20,634,000	21,318,266
Aris Mining Corp. (Canada)†(c)	8.00%	10/31/2029	20,668,000	21,103,785
Capstone Copper Corp. (Canada)†(c)	6.75%	3/31/2033	33,341,000	34,160,655
First Quantum Minerals Ltd. (Canada)†(c)	8.00%	3/1/2033	23,148,000	23,771,607
First Quantum Minerals Ltd. (Canada)†(c)	8.625%	6/1/2031	26,808,000	27,846,730
First Quantum Minerals Ltd. (Canada)†(c)	9.375%	3/1/2029	19,851,000	21,093,614
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	4.375%	4/1/2031	32,833,000	30,702,840
FMG Resources August 2006 Pty. Ltd. (Australia)†(c)	6.125%	4/15/2032	28,083,000	28,585,012
Freeport Indonesia PT (Indonesia)(c)(e)	6.20%	4/14/2052	21,420,000	21,036,642
Freeport-McMoRan, Inc.	5.40%	11/14/2034	34,970,000	35,538,717
Fresnillo PLC (Mexico)(c)	4.25%	10/2/2050	200,000	145,962
Glencore Funding LLC†	2.50%	9/1/2030	19,663,000	17,724,151
Glencore Funding LLC†	5.673%	4/1/2035	16,827,000	17,174,122
Hecla Mining Co.	7.25%	2/15/2028	25,372,000	25,588,499
Ivanhoe Mines Ltd. (Canada)†(c)	7.875%	1/23/2030	30,883,000	30,850,987
Kaiser Aluminum Corp.†	4.50%	6/1/2031	29,297,000	27,428,748
Kinross Gold Corp. (Canada)(c)	6.25%	7/15/2033	37,165,000	39,983,300
Minera Mexico SA de CV (Mexico)†(c)	5.625%	2/12/2032	45,208,000	46,025,361
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044	185,297	–	(a)
Navoi Mining & Metallurgical Combinat (Uzbekistan)†(c)	6.75%	5/14/2030	35,021,000	35,714,458
Navoi Mining & Metallurgical Combinat (Uzbekistan)(c)	6.95%	10/17/2031	4,252,000	4,356,188
Nexa Resources SA (Brazil)†(c)	6.60%	4/8/2037	12,844,000	12,917,378
Novelis Corp.†	4.75%	1/30/2030	36,313,000	34,817,692
Novelis Corp.†	6.875%	1/30/2030	33,912,000	35,083,861
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(c)	5.854%	5/13/2032	20,566,000	21,030,716
Total				658,669,343

Miscellaneous Manufacturing 0.32%
3M Co.	5.15%	3/15/2035	42,090,000	42,485,958
Axon Enterprise, Inc.†	6.125%	3/15/2030	14,779,000	15,235,080
Axon Enterprise, Inc.†	6.25%	3/15/2033	10,580,000	10,920,270
Total				68,641,308

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Office/Business Equipment 0.24%
CDW LLC/CDW Finance Corp.	5.55%		8/22/2034		$21,618,000	$21,585,252
Zebra Technologies Corp.†	6.50%		6/1/2032		28,485,000	29,309,698
Total						50,894,950

Oil & Gas 4.85%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%		10/1/2029		43,814,000	45,990,636
Antero Resources Corp.†	5.375%		3/1/2030		34,495,000	34,737,431
APA Corp.†	4.25%		1/15/2030		21,354,000	20,451,967
APA Corp.†	4.75%		4/15/2043		7,942,000	6,068,813
APA Corp.†	6.10%		2/15/2035		11,426,000	11,213,014
Baytex Energy Corp. (Canada)†(c)	8.50%		4/30/2030		20,633,000	20,660,467
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028		35,365,829	32,329,531
Borr IHC Ltd./Borr Finance LLC†	10.375%		11/15/2030		261,893	231,848
BP Capital Markets PLC (United Kingdom)(c)	6.45% (5 yr. CMT + 2.15%	)#	–	(f)	20,223,000	20,723,701
CITGO Petroleum Corp.†	8.375%		1/15/2029		28,033,000	29,228,579
Civitas Resources, Inc.†	8.625%		11/1/2030		27,487,000	27,928,249
Civitas Resources, Inc.†	8.75%		7/1/2031		13,221,000	13,384,400
Comstock Resources, Inc.†	6.75%		3/1/2029		34,282,000	34,384,640
Comstock Resources, Inc.†	6.75%		3/1/2029		16,698,000	16,660,443
Crescent Energy Finance LLC†	7.375%		1/15/2033		31,948,000	30,567,386
Ecopetrol SA (Colombia)(c)	5.875%		5/28/2045		59,957,000	41,430,485
EQT Corp.†	6.50%		7/1/2027		30,292,000	30,984,862
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.875%		5/15/2034		29,777,000	28,552,469
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.25%		2/15/2035		10,827,000	10,597,264
Kimmeridge Texas Gas LLC†	8.50%		2/15/2030		33,356,000	34,549,211
Kraken Oil & Gas Partners LLC†	7.625%		8/15/2029		16,410,000	16,135,475
Long Ridge Energy LLC†	8.75%		2/15/2032		30,323,000	31,522,226
Matador Resources Co.†	6.50%		4/15/2032		22,263,000	22,289,287
MC Brazil Downstream Trading SARL (Luxembourg)†(c)	7.25%		6/30/2031		39,629,089	31,374,350
MEG Energy Corp. (Canada)†(c)	5.875%		2/1/2029		21,860,000	21,851,350
Occidental Petroleum Corp.	5.375%		1/1/2032		18,612,000	18,472,524
Occidental Petroleum Corp.(e)	5.55%		10/1/2034		19,839,000	19,480,065
Occidental Petroleum Corp.	6.125%		1/1/2031		22,897,000	23,719,650
Occidental Petroleum Corp.	7.50%		5/1/2031		18,501,000	20,375,984
Occidental Petroleum Corp.	8.875%		7/15/2030		17,825,000	20,381,907
OGX Austria GmbH (Brazil)†(c)(g)	8.50%		6/1/2018		20,000,000	400	(i)

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
ORLEN SA (Poland)†(c)	6.00%	1/30/2035	$19,122,000	$19,652,707
Ovintiv, Inc.	6.50%	2/1/2038	21,842,000	22,114,676
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	23,103,000	22,805,925
Petroleos de Venezuela SA (Venezuela)(c)(g)	5.375%	4/12/2027	23,821,000	3,003,171
Petroleos de Venezuela SA (Venezuela)(c)(g)	5.375%	4/12/2027	20,359,100	2,566,721
Petroleos de Venezuela SA (Venezuela)(c)(g)	6.00%	5/16/2024	71,670,900	9,150,470
Petroleos de Venezuela SA (Venezuela)(c)(g)	6.00%	11/15/2026	29,083,000	3,702,057
Range Resources Corp.†	4.75%	2/15/2030	16,392,000	15,957,592
Saturn Oil & Gas, Inc. (Canada)†(c)(e)	9.625%	6/15/2029	22,961,000	22,836,534
SM Energy Co.†	6.75%	8/1/2029	14,862,000	14,820,293
Suncor Energy, Inc. (Canada)(c)	7.15%	2/1/2032	28,398,000	31,396,178
Sunoco LP†	6.25%	7/1/2033	33,039,000	33,611,362
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	39,583,000	38,386,600
Vermilion Energy, Inc. (Canada)†(c)	6.875%	5/1/2030	27,091,000	26,068,615
Vermilion Energy, Inc. (Canada)†(c)	7.25%	2/15/2033	28,647,000	26,908,626
Viper Energy, Inc.†	7.375%	11/1/2031	15,232,000	16,174,102
Vital Energy, Inc.†	7.75%	7/31/2029	22,899,000	20,308,990
Total				1,045,743,233

Oil & Gas Services 0.22%
Oceaneering International, Inc.	6.00%	2/1/2028	32,636,000	32,926,558
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	13,193,000	13,530,174
Total				46,456,732

Packaging & Containers 1.23%
Canpack SA/Canpack U.S. LLC (Poland)†(c)	3.875%	11/15/2029	16,549,000	15,513,890
Clydesdale Acquisition Holdings, Inc.†	6.75%	4/15/2032	24,795,000	25,461,833
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030	22,047,000	22,565,413
LABL, Inc.†	8.625%	10/1/2031	38,379,000	32,856,385
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	38,298,000	38,359,281
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	21,334,000	21,200,097
Owens-Brockway Glass Container, Inc.†	7.25%	5/15/2031	21,876,000	22,446,132
Sealed Air Corp.†	6.875%	7/15/2033	22,562,000	24,373,052
Silgan Holdings, Inc.	4.125%	2/1/2028	9,854,000	9,693,039
Sonoco Products Co.	4.60%	9/1/2029	16,845,000	16,814,080
Trivium Packaging Finance BV (Netherlands)†(c)	8.25%	7/15/2030	33,364,000	35,307,520
Total				264,590,722

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pharmaceuticals 0.99%
1261229 BC Ltd. (Canada)†(c)	10.00%		4/15/2032	$39,190,000	$39,561,912
Bausch Health Cos., Inc. (Canada)†(c)(e)	11.00%		9/30/2028	44,739,000	44,323,375
BellRing Brands, Inc.†	7.00%		3/15/2030	28,420,000	29,624,411
CVS Health Corp.	4.78%		3/25/2038	23,587,000	21,660,907
CVS Health Corp.	5.25%		2/21/2033	35,683,000	35,935,134
CVS Health Corp.	5.70%		6/1/2034	20,885,000	21,513,127
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%	)#	3/10/2055	20,543,000	21,239,618
Total					213,858,484

Pipelines 3.68%
AL Candelaria -spain- SA (Spain)†(c)	5.75%		6/15/2033	30,777,000	26,140,445
AL Candelaria -spain- SA (Spain)(c)	5.75%		6/15/2033	19,229,000	16,332,151
AL Candelaria -spain- SA (Spain)(c)	5.75%		6/15/2033	4,247,000	3,607,189
AL Candelaria -spain- SA (Spain)†(c)	7.50%		12/15/2028	16,512,531	16,493,920
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.25%		7/15/2032	20,994,000	22,259,770
Boardwalk Pipelines LP	5.625%		8/1/2034	31,480,000	31,949,588
Buckeye Partners LP†	6.75%		2/1/2030	32,715,000	33,983,750
Cheniere Energy Partners LP	3.25%		1/31/2032	30,486,000	27,344,982
Colonial Enterprises, Inc.†	3.25%		5/15/2030	19,028,000	17,537,309
Columbia Pipelines Operating Co. LLC†	5.927%		8/15/2030	12,880,000	13,604,003
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	36,807,000	36,386,524
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029	28,212,000	29,299,206
DT Midstream, Inc.†	4.30%		4/15/2032	27,064,000	25,342,808
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035	16,800,000	17,198,877
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%		5/15/2032	20,761,000	21,604,021
Global Partners LP/GLP Finance Corp.†	7.125%		7/1/2033	9,016,000	9,148,931
Hess Midstream Operations LP†	5.125%		6/15/2028	2,745,000	2,727,678
NGPL PipeCo LLC†	3.25%		7/15/2031	24,487,000	21,844,910
NGPL PipeCo LLC†	4.875%		8/15/2027	20,780,000	20,680,567
ONEOK, Inc.	6.05%		9/1/2033	20,473,000	21,490,877
ONEOK, Inc.†	6.50%		9/1/2030	19,886,000	21,253,265
Plains All American Pipeline LP	5.95%		6/15/2035	42,208,000	43,413,269
Sabal Trail Transmission LLC†	4.246%		5/1/2028	16,996,000	16,767,506
South Bow Canadian Infrastructure Holdings Ltd. (Canada)†(c)	7.50% (5 yr. CMT + 3.67%	)#	3/1/2055	21,644,000	22,350,720

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pipelines (continued)
South Bow USA Infrastructure Holdings LLC†	5.584%		10/1/2034		$21,521,000	$21,305,263
Venture Global LNG, Inc.†	8.375%		6/1/2031		13,334,000	13,858,702
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%	)#	–	(f)	44,512,000	43,316,799
Venture Global LNG, Inc.†	9.50%		2/1/2029		46,671,000	50,871,530
Venture Global Plaquemines LNG LLC	6.50%		1/15/2034		31,188,000	31,188,000
Western Midstream Operating LP	4.05%		2/1/2030		48,343,000	46,511,139
Western Midstream Operating LP	6.35%		1/15/2029		20,497,000	21,466,220
Whistler Pipeline LLC†	5.95%		9/30/2034		45,092,000	45,737,904
Total						793,017,823

Real Estate 0.57%
CBRE Services, Inc.	4.80%		6/15/2030		32,023,000	32,136,774
Cushman & Wakefield U.S. Borrower LLC†	6.75%		5/15/2028		21,071,000	21,264,137
Hunt Cos., Inc.†	5.25%		4/15/2029		27,346,000	26,372,974
Longfor Group Holdings Ltd. (China)(c)	3.85%		1/13/2032		15,067,000	11,027,215
Longfor Group Holdings Ltd. (China)(c)	3.95%		9/16/2029		13,371,000	10,870,798
Newmark Group, Inc.	7.50%		1/12/2029		20,249,000	21,436,098
Total						123,107,996

REITS 3.18%
American Assets Trust LP	6.15%		10/1/2034		47,277,000	47,276,138
Brandywine Operating Partnership LP(e)	4.55%		10/1/2029		26,358,000	24,844,531
Brandywine Operating Partnership LP	8.875%		4/12/2029		9,024,000	9,777,128
Brixmor Operating Partnership LP	4.05%		7/1/2030		22,520,000	21,861,392
Cousins Properties LP	5.375%		2/15/2032		5,899,000	5,965,617
Cousins Properties LP	5.875%		10/1/2034		36,687,000	37,761,309
First Industrial LP	5.25%		1/15/2031		16,881,000	17,086,230
GLP Capital LP/GLP Financing II, Inc.	4.00%		1/15/2030		26,711,000	25,689,203
GLP Capital LP/GLP Financing II, Inc.	4.00%		1/15/2031		19,738,000	18,624,041
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		17,444,000	17,886,048
Goodman U.S. Finance Five LLC†	4.625%		5/4/2032		26,424,000	25,942,907
Iron Mountain, Inc.†	4.50%		2/15/2031		67,416,000	64,283,880
Iron Mountain, Inc.†	4.875%		9/15/2029		32,022,000	31,483,339
Iron Mountain, Inc.†	6.25%		1/15/2033		23,442,000	24,119,614
Kite Realty Group LP	4.95%		12/15/2031		22,560,000	22,653,678
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(d)	5.50%		8/1/2030		20,758,000	20,906,279
Phillips Edison Grocery Center Operating Partnership I LP	4.95%		1/15/2035		14,635,000	14,180,987

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
REITS (continued)
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034		$16,479,000	$16,959,493
Piedmont Operating Partnership LP	9.25%	7/20/2028		33,284,000	37,086,948
Rayonier LP	2.75%	5/17/2031		45,499,000	40,265,008
Regency Centers LP	5.10%	1/15/2035		15,341,000	15,384,870
Regency Centers LP	5.25%	1/15/2034		19,801,000	20,101,048
RHP Hotel Properties LP/RHP Finance Corp.†	6.50%	6/15/2033		15,178,000	15,623,793
Starwood Property Trust, Inc.†	6.50%	7/1/2030		2,533,000	2,617,944
Starwood Property Trust, Inc.†	6.50%	10/15/2030		29,186,000	30,205,759
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029		65,109,000	63,992,789
Vornado Realty LP	3.40%	6/1/2031		15,388,000	13,735,294
Total					686,315,267

Retail 1.67%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(c)	6.125%	6/15/2029		20,619,000	21,165,589
Alimentation Couche-Tard, Inc. (Canada)†(c)	5.267%	2/12/2034		15,738,000	15,765,760
Arko Corp.†	5.125%	11/15/2029		32,165,000	27,185,355
Carvana Co.†	9.00%	6/1/2030		20,712,059	21,794,438
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052		29,390,000	21,022,131
Dollar General Corp.(e)	5.00%	11/1/2032		26,100,000	26,201,897
Gap, Inc.†	3.875%	10/1/2031		19,006,000	17,083,135
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(c)	8.375%	1/15/2029		24,396,000	22,570,764
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		3,544,000	2,072,124
Murphy Oil USA, Inc.	4.75%	9/15/2029		25,575,000	25,157,583
Park River Holdings, Inc.†	5.625%	2/1/2029		15,106,000	12,315,179
Park River Holdings, Inc.†(e)	6.75%	8/1/2029		12,391,000	10,115,923
Patrick Industries, Inc.†	6.375%	11/1/2032		21,182,000	21,255,120
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		19,301,000	18,838,053
Punch Finance PLC†	7.875%	12/30/2030	GBP	19,851,000	27,777,651
QXO Building Products, Inc.†	6.75%	4/30/2032		$41,438,000	42,793,105
Tiffany & Co.	4.90%	10/1/2044		15,113,000	14,069,882
Walgreens Boots Alliance, Inc.(e)	8.125%	8/15/2029		12,265,000	13,015,754
Total					360,199,443

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(g)	6.875%	6/15/2011		22,500,000	0	(a)

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Semiconductors 1.01%
Entegris, Inc.†	4.75%	4/15/2029	$21,642,000	$21,421,912
Foundry JV Holdco LLC†	5.50%	1/25/2031	37,174,000	38,156,130
Foundry JV Holdco LLC†	6.25%	1/25/2035	27,988,000	29,428,737
Marvell Technology, Inc.	5.95%	9/15/2033	21,787,000	23,018,823
Micron Technology, Inc.	5.30%	1/15/2031	12,583,000	12,889,589
ON Semiconductor Corp.†	3.875%	9/1/2028	23,433,000	22,688,276
Qorvo, Inc.†	3.375%	4/1/2031	22,864,000	20,638,105
Qorvo, Inc.	4.375%	10/15/2029	21,594,000	20,976,621
SK Hynix, Inc. (South Korea)†(c)	5.50%	1/16/2029	14,776,000	15,205,866
SK Hynix, Inc. (South Korea)(c)	6.50%	1/17/2033	13,204,000	14,277,809
Total				218,701,868

Shipbuilding 0.26%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	32,665,000	31,973,798
Huntington Ingalls Industries, Inc.	5.353%	1/15/2030	7,343,000	7,550,803
Huntington Ingalls Industries, Inc.	5.749%	1/15/2035	17,057,000	17,600,273
Total				57,124,874

Software 1.86%
Atlassian Corp. (Australia)(c)	5.50%	5/15/2034	32,085,000	32,963,349
Cloud Software Group, Inc.†	6.50%	3/31/2029	44,401,000	44,843,145
Cloud Software Group, Inc.†	8.25%	6/30/2032	54,655,000	58,216,265
CoreWeave, Inc.†	9.25%	6/1/2030	20,849,000	21,332,349
Fair Isaac Corp.†	6.00%	5/15/2033	34,392,000	34,793,210
MSCI, Inc.†	3.875%	2/15/2031	30,523,000	28,802,901
MSCI, Inc.†	4.00%	11/15/2029	43,745,000	42,363,301
Paychex, Inc.	5.60%	4/15/2035	21,782,000	22,525,593
ROBLOX Corp.†	3.875%	5/1/2030	25,180,000	23,776,520
Roper Technologies, Inc.	1.75%	2/15/2031	18,251,000	15,676,948
Roper Technologies, Inc.	4.75%	2/15/2032	13,514,000	13,545,468
Take-Two Interactive Software, Inc.	5.40%	6/12/2029	20,501,000	21,119,232
X.AI LLC/X.AI Co. Issuer Corp.	12.50%	6/30/2030	41,216,000	41,707,295
Total				401,665,576

Telecommunications 2.59%
Altice France SA (France)†(c)	5.50%	1/15/2028	43,984,000	37,056,520
Altice France SA (France)†(c)	5.50%	10/15/2029	34,784,000	28,870,720
Altice France SA (France)†(c)	8.125%	2/1/2027	45,191,000	40,706,019
CommScope LLC†(e)	4.75%	9/1/2029	6,688,000	6,537,742
CommScope LLC†	7.125%	7/1/2028	2,569,000	2,526,726
CommScope LLC†(e)	8.25%	3/1/2027	22,782,000	22,711,752

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Telecommunications (continued)
EchoStar Corp.	6.75%		11/30/2030	$46,934,589	$42,868,428
Fibercop SpA (Italy)†(c)	6.00%		9/30/2034	22,020,000	20,717,319
Hughes Satellite Systems Corp.	5.25%		8/1/2026	47,051,000	41,919,830
Hughes Satellite Systems Corp.	6.625%		8/1/2026	29,451,000	20,996,884
Level 3 Financing, Inc.†(e)	3.625%		1/15/2029	44,939,000	38,647,540
Level 3 Financing, Inc.†(e)	3.75%		7/15/2029	17,063,000	14,439,564
Level 3 Financing, Inc.†	4.25%		7/1/2028	12,696,000	11,705,331
Lumen Technologies, Inc.†	4.125%		4/15/2029	9,770,792	9,538,736
Lumen Technologies, Inc.†	4.125%		4/15/2030	12,687,843	12,434,086
Lumen Technologies, Inc.†	4.50%		1/15/2029	38,239,000	34,451,427
Lumen Technologies, Inc.†	5.375%		6/15/2029	10,552,000	9,462,895
Lumen Technologies, Inc.	7.65%		3/15/2042	2,248,000	1,891,917
T-Mobile USA, Inc.	5.30%		5/15/2035	52,949,000	53,632,857
Vmed O2 U.K. Financing I PLC (United Kingdom)†(c)	4.25%		1/31/2031	55,119,000	50,530,023
Vmed O2 U.K. Financing I PLC (United Kingdom)†(c)	4.75%		7/15/2031	24,505,000	22,683,085
Zegona Finance PLC (United Kingdom)†(c)	8.625%		7/15/2029	31,020,000	33,175,735
Total					557,505,136

Transportation 0.44%
Brightline East LLC†(e)	11.00%		1/31/2030	23,412,000	17,346,185
Rand Parent LLC†(e)	8.50%		2/15/2030	39,771,000	39,969,656
Watco Cos. LLC/Watco Finance Corp.†	7.125%		8/1/2032	17,868,000	18,690,929
XPO, Inc.†	7.125%		2/1/2032	18,350,000	19,244,966
Total					95,251,736

Trucking & Leasing 0.46%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	35,638,000	35,468,466
Fortress Transportation & Infrastructure Investors LLC†	5.875%		4/15/2033	42,548,000	42,047,193
Fortress Transportation & Infrastructure Investors LLC†	7.00%		5/1/2031	20,510,000	21,251,129
Total					98,766,788
Total Corporate Bonds (cost $16,172,307,295)					16,280,920,461

FLOATING RATE LOANS(j) 2.60%

Advertising 0.15%
CMG Media Corp. 2024 Term Loan	7.896% (3 mo. USD Term SOFR + 3.50%	)	6/18/2029	32,909,938	31,979,738

Aerospace/Defense 0.15%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(c)	0.50%		3/6/2028	21,468,393	33,276,010

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Building Materials 0.14%
ACProducts, Inc. 2021 Term Loan B	8.807% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028		$11,494,365	$8,760,890
CP Atlas Buyer, Inc. 2021 Term Loan B	8.177% (1 mo. USD Term SOFR + 3.75%	)	11/23/2027		20,963,966	20,939,962
Total						29,700,852

Chemicals 0.09%
Lonza Group AG USD Term Loan B (Luxembourg)(c)	8.321% (3 mo. USD Term SOFR + 3.93%	)	7/3/2028		21,593,051	19,833,757

Commercial Services 0.23%
Crash Champions LLC 2024 Term Loan B	9.08% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029		23,058,008	21,603,970
Mavis Tire Express Services Corp. 2025 Repriced Term Loan	7.333% (3 mo. USD Term SOFR + 3.00%	)	5/4/2028		6,231,383	6,236,150
Spin Holdco, Inc. 2021 Term Loan	8.577% (3 mo. USD Term SOFR + 4.00%	)	3/4/2028		26,008,270	22,919,788
Total						50,759,908

Computers 0.35%
Twitter, Inc. 2025 Fixed Term Loan	9.50%		10/26/2029		21,976,000	21,399,130
Twitter, Inc. Term Loan	10.927% (1 mo. USD Term SOFR + 6.50%	)	10/26/2029		55,722,245	54,507,779
Total						75,906,909

Consumer Non-Durables 0.09%
Anastasia Parent LLC 2018 Term Loan B	8.212% (1 mo. USD Term SOFR + 3.75%	)	8/11/2025		23,981,238	19,984,405

Diversified Capital Goods 0.10%
Tank Holding Corp. 2022 Term Loan	10.177% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028		21,654,658	20,659,843

Electric: Generation 0.02%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.057% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028		1,720,947	1,673,622
Frontera Generation Holdings LLC 2021 Term Loan	–	(k)	7/28/2026		1,773,053	2,641,848
Total						4,315,470

Food 0.15%
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	6.309% (6 mo. EURIBOR + 4.00%	)	5/14/2031	EUR	28,107,692	31,445,723

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Services 0.06%
LifePoint Health, Inc. 2024 1st Lien Term Loan B	8.006% (3 mo. USD Term SOFR + 3.75%	)	5/19/2031	$12,727,045	$12,611,674

Leisure Time 0.06%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(c)	8.041% (3 mo. USD Term SOFR + 3.50%	)	7/22/2030	13,570,453	13,536,526

Media 0.57%
EW Scripps Co. 2025 Term Loan B2	10.179% (1 mo. USD Term SOFR + 5.75%	)	6/30/2028	32,513,000	31,591,744
Sinclair Television Group, Inc. 2025 Term Loan B6	7.741% (1 mo. USD Term SOFR + 3.30%	)	12/31/2029	40,272,540	34,634,385
Sinclair Television Group, Inc. 2025 Term Loan B7	8.527% (1 mo. USD Term SOFR + 4.10%	)	12/31/2030	39,150,220	33,669,189
Virgin Media Bristol LLC 2023 USD Term Loan Y	7.373% (6 mo. USD Term SOFR + 3.18%	)	3/31/2031	22,518,000	22,260,845
Total					122,156,163

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–		12/31/2025	687,414	–	(a)

Software 0.07%
Cloud Software Group, Inc. 2024 1st Lien Term Loan B	7.796% (3 mo. USD Term SOFR + 3.50%	)	3/29/2029	233	234
Modena Buyer LLC Term Loan	8.78% (3 mo. USD Term SOFR + 4.50%	)	7/1/2031	15,527,474	14,993,717
Total					14,993,951

Telecommunications 0.19%
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.791% (1 mo. USD Term SOFR + 2.35%	)	4/16/2029	35,355,029	34,979,559
Lumen Technologies, Inc. 2024 Extended Term Loan B2	6.791% (1 mo. USD Term SOFR + 2.35%	)	4/15/2030	5,167,726	5,110,829
Total					40,090,388

Transportation 0.08%
Forward Air Corp. Term Loan B	8.78% (3 mo. USD Term SOFR + 4.50%	)	12/19/2030	18,341,000	18,261,675

Utilities 0.10%
Astoria Energy LLC 2025 Term Loan B	–	(k)	6/16/2032	21,429,000	21,487,073
Total Floating Rate Loans (cost $545,664,670)					561,000,065

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 5.56%

Argentina 1.03%
Argentina Republic Government International Bonds(c)	0.75%	(l)	7/9/2030		$186,296,210	$149,036,968
Provincia de Buenos Aires/Government Bonds(c)	6.625%	(l)	9/1/2037		2,546,236	1,836,473
Provincia de Buenos Aires/Government Bonds(c)	6.625%	(l)	9/1/2037		27,159,859	19,589,048
Provincia de Cordoba(c)	6.875%	(l)	2/1/2029		14,069,170	13,330,539
Provincia de Cordoba(c)	6.99%	(l)	6/1/2027		8,432,000	8,410,641
Provincia de Cordoba†(c)(d)	9.75%		7/2/2032		30,534,000	30,663,769
Total						222,867,438

Bahamas 0.04%
Bahamas Government International Bonds†(c)	8.25%		6/24/2036		8,513,000	8,657,721

Bolivia 0.07%
Bolivia Government International Bonds(c)(e)	4.50%		3/20/2028		22,080,000	15,566,400

Brazil 0.32%
Brazil Letras do Tesouro Nacional	Zero Coupon		4/1/2027	BRL	252,800,000	37,080,583
Brazil Notas do Tesouro Nacional	10.00%		1/1/2031	BRL	194,720,000	31,466,886
Total						68,547,469

Colombia 0.21%
Colombia Government International Bonds(c)	7.375%		4/25/2030		$21,958,000	22,755,750
Colombia Government International Bonds(c)	8.00%		4/20/2033		21,440,000	22,210,339
Total						44,966,089

Costa Rica 0.10%
Costa Rica Government International Bonds(c)	7.30%		11/13/2054		20,224,000	20,998,883

Dominican Republic 0.20%
Dominican Republic International Bonds(c)	6.00%		2/22/2033		43,282,000	42,823,211

Ecuador 0.39%
Ecuador Government International Bonds†(c)	6.90%	(l)	7/31/2030		95,558,274	83,255,146

Egypt 0.21%
Egypt Government International Bonds(c)	8.50%		1/31/2047		4,553,000	3,700,333
Egypt Government International Bonds(c)	8.50%		1/31/2047		50,171,000	40,775,181
Total						44,475,514

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
El Salvador 0.59%
El Salvador Government International Bonds†(c)	0.25%		4/17/2030		$26,503,000	$595,949
El Salvador Government International Bonds(c)	8.625%		2/28/2029		50,361,000	52,564,294
El Salvador Government International Bonds†(c)	9.25%		4/17/2030		48,251,000	51,206,374
El Salvador Government International Bonds†(c)	9.65%		11/21/2054		22,062,000	22,779,015
Total						127,145,632

Ghana 0.28%
Ghana Government International Bonds(c)	5.00%	(l)	7/3/2035		75,777,000	59,143,690

Honduras 0.11%
Honduras Government International Bonds(c)	5.625%		6/24/2030		24,796,000	23,779,364

Lebanon 0.10%
Lebanon Government International Bonds(c)(g)	6.10%		10/4/2022		13,597,000	2,554,128
Lebanon Government International Bonds(c)(g)	6.10%		10/4/2022		45,374,000	8,523,279
Lebanon Government International Bonds(c)(g)	6.85%		3/23/2027		59,833,000	11,277,773
Total						22,355,180

Mexico 0.40%
Mexico Bonos	7.75%		5/29/2031	MXN	1,713,790,000	87,085,509

Montenegro 0.09%
Montenegro Government International Bonds†(c)	7.25%		3/12/2031		$17,532,000	18,191,422

Panama 0.08%
Panama Government International Bonds(c)	6.40%		2/14/2035		17,982,000	17,551,055

South Africa 0.32%
Republic of South Africa Government Bonds	8.00%		1/31/2030	ZAR	643,092,040	35,759,728
Republic of South Africa Government International Bonds(c)	5.75%		9/30/2049		$43,358,000	32,688,772
Total						68,448,500

Sri Lanka 0.21%
Sri Lanka Government International Bonds†(c)	3.60%	(l)	5/15/2036		1,811,613	1,478,675
Sri Lanka Government International Bonds(c)	3.60%	(l)	5/15/2036		45,598,037	37,218,030
Sri Lanka Government International Bonds(c)	3.60%	(l)	2/15/2038		9,035,527	7,357,761
Total						46,054,466

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Trinidad And Tobago 0.14%
Trinidad & Tobago Government International Bonds†(c)	6.40%		6/26/2034	$30,657,000	$30,182,736

Turkey 0.20%
Istanbul Metropolitan Municipality†(c)	10.50%		12/6/2028	20,592,000	22,139,926
Turkiye Government International Bonds(c)	9.375%		3/14/2029	19,475,000	21,503,234
Total					43,643,160

Ukraine 0.11%
Ukraine Government International Bonds(c)	3.00%	(l)	2/1/2035	52,400,000	24,435,969

Uzbekistan 0.13%
Republic of Uzbekistan International Bonds†(c)	6.947%		5/25/2032	26,666,000	27,484,459

Venezuela 0.10%
Venezuela Government International Bonds(c)(g)	9.00%		5/7/2023	58,725,800	9,464,556
Venezuela Government International Bonds(c)(g)	11.75%		10/21/2026	51,699,500	10,448,469
Venezuela Government International Bonds(c)(g)	12.75%		8/23/2022	11,543,700	2,096,482
Total					22,009,507

Zambia 0.13%
Zambia Government International Bonds(c)	5.75%	(l)	6/30/2033	30,631,961	28,200,797
Total Foreign Government Obligations (cost $1,112,489,104)					1,197,869,317

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 12.82%
Government National Mortgage Association(m)	5.00%		TBA	67,003,000	65,815,909
Government National Mortgage Association(m)	5.50%		TBA	91,478,000	91,626,633
Government National Mortgage Association(m)	6.00%		TBA	156,784,000	159,121,199
Government National Mortgage Association(m)	6.50%		TBA	228,412,000	234,305,514
Uniform Mortgage-Backed Security(m)	5.00%		TBA	603,432,000	600,126,427
Uniform Mortgage-Backed Security(m)	5.50%		TBA	851,986,000	859,811,590
Uniform Mortgage-Backed Security(m)	6.00%		TBA	402,520,000	411,434,484
Uniform Mortgage-Backed Security(m)	6.50%		TBA	140,311,000	144,693,275
Uniform Mortgage-Backed Security(m)	7.00%		TBA	185,991,000	195,254,472
Total Government Sponsored Enterprises Pass-Throughs (cost $2,747,153,495)					2,762,189,503

				Shares

INVESTMENTS IN UNDERLYING FUNDS 1.03%
Lord Abbett Private Credit Fund(n)(o)(p) (cost $222,111,282)				8,839,706	222,230,205

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
MUNICIPAL BONDS 0.23%

Miscellaneous 0.15%
Dallas Convention Center Hotel Development Corp. TX	7.088%		1/1/2042	$17,645,000	$19,513,607
New York City Industrial Development Agency NY†	11.00%		3/1/2029	11,113,000	12,397,907
Total					31,911,514

Tax Revenue 0.08%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(g)	7.00%		7/1/2045	22,085,000	16,829,402
Total Municipal Bonds (cost $57,179,561)					48,740,916

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.81%
1345 Trust Series 2025-AOA Class A†	5.90% (1 mo. USD Term SOFR + 1.60%	)#	6/15/2030	18,260,000	18,318,848
ALA Trust Series 2025-OANA Class A†	6.043% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	35,200,000	35,447,692
ALA Trust Series 2025-OANA Class C†	6.392% (1 mo. USD Term SOFR + 2.09%	)#	6/15/2040	16,510,000	16,551,113
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2029	11,880,000	12,210,403
BAHA Trust Series 2024-MAR Class A†	6.171%	#(q)	12/10/2041	13,280,000	13,766,768
BAHA Trust Series 2024-MAR Class B†	7.069%	#(q)	12/10/2041	26,240,000	27,473,154
Bank5 Trust Series 2024-5YR6 Class A3	6.225%		5/15/2057	41,196,000	43,403,768
BBCMS Mortgage Trust Series 2020-BID Class A†	6.567% (1 mo. USD Term SOFR + 2.25%	)#	10/15/2037	18,773,000	18,776,000
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	9,320,000	9,729,260
Benchmark Mortgage Trust Series 2025-V14 Class A4	5.66%		4/15/2057	47,960,808	50,021,080
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	5.654% (1 mo. USD Term SOFR + 1.34%	)#	3/15/2041	53,608,747	53,734,877
BSTN Commercial Mortgage Trust Series 2025-1C Class B†	5.947%	#(q)	6/15/2044	8,286,000	8,485,914
BSTN Commercial Mortgage Trust Series 2025-1C Class C†	6.444%	#(q)	6/15/2044	6,910,000	7,115,671
BX Commercial Mortgage Trust Series 2019-IMC Class A†	5.358% (1 mo. USD Term SOFR + 1.05%	)#	4/15/2034	27,225,197	27,032,505

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2021-MC Class A†	5.127% (1 mo. USD Term SOFR + 0.81%	)#	4/15/2034	$11,650,000	$11,481,130
BX Commercial Mortgage Trust Series 2021-VOLT Class A†	5.126% (1 mo. USD Term SOFR + 0.81%	)#	9/15/2036	39,839,181	39,727,173
BX Commercial Mortgage Trust Series 2024-GPA3 Class B†	5.954% (1 mo. USD Term SOFR + 1.64%	)#	12/15/2039	11,149,419	11,177,763
BX Commercial Mortgage Trust Series 2024-SLCT Class B†	6.105% (1 mo. USD Term SOFR + 1.79%	)#	1/15/2042	16,520,000	16,673,638
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.754% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	18,645,830	18,690,733
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.703% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	11,687,302	11,711,709
BX Trust Series 2021-ARIA Class A†	5.326% (1 mo. USD Term SOFR + 1.01%	)#	10/15/2036	5,300,000	5,296,822
BX Trust Series 2022-PSB Class A†	6.763% (1 mo. USD Term SOFR + 2.45%	)#	8/15/2039	14,902,160	14,916,131
BX Trust Series 2024-VLT4 Class A†	5.803% (1 mo. USD Term SOFR + 1.49%	)#	7/15/2029	16,400,000	16,416,808
BX Trust Series 2025-GW Class A†(d)	5.90% (1 mo. USD Term SOFR + 1.60%	)#	7/15/2042	18,270,000	18,346,776
BX Trust Series 2025-ROIC Class E†	7.253% (1 mo. USD Term SOFR + 2.94%	)#	3/15/2030	27,540,000	27,078,854
BX Trust Series 2025-TAIL Class E†	7.612% (1 mo. USD Term SOFR + 3.30%	)#	6/15/2035	16,710,000	16,769,200
CONE Trust Series 2024-DFW1 Class B†	6.603% (1 mo. USD Term SOFR + 2.29%	)#	8/15/2041	21,330,000	21,443,924
CSMC Trust Series 2021-BPNY Class A†	8.141% (1 mo. USD Term SOFR + 3.83%	)#	8/15/2026	19,707,170	18,493,263
Great Wolf Trust Series 2024-WOLF Class A†	5.854% (1 mo. USD Term SOFR + 1.54%	)#	3/15/2039	28,582,000	28,662,638
GS Mortgage Securities Corp. Trust Series 2024-MARK Class A†	6.103% (1 mo. USD Term SOFR + 1.79%	)#	6/15/2034	24,710,000	24,756,297
Hudson Yards Mortgage Trust Series 2025-SPRL Class D†	6.551%	#(q)	1/13/2040	11,210,000	11,626,112

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hudson Yards Mortgage Trust Series 2025-SPRL Class F†	7.649%	#(q)	1/13/2040	$4,650,000	$4,822,533
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.137% (1 mo. USD Term SOFR + 6.81%	)#	8/15/2033	41,665,000	600,626	(a)
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	5.933% (1 mo. USD Term SOFR + 1.62%	)#	6/15/2039	37,070,000	37,146,053
JW Trust Series 2024-BERY Class A†	5.905% (1 mo. USD Term SOFR + 1.59%	)#	11/15/2039	15,340,000	15,373,176
Life Mortgage Trust Series 2022-BMR2 Class A1†	5.607% (1 mo. USD Term SOFR + 1.30%	)#	5/15/2039	15,530,000	15,064,421
NY Commercial Mortgage Trust Series 2025-299P Class B†	6.125%	#(q)	2/10/2047	7,250,000	7,518,251
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	5.522% (1 mo. USD Term SOFR + 1.21%	)#	11/15/2038	34,480,000	34,434,517
NYO Commercial Mortgage Trust Series 2021-1290 Class C†	6.422% (1 mo. USD Term SOFR + 2.11%	)#	11/15/2038	8,105,000	8,068,217
ONE Mortgage Trust Series 2021-PARK Class A†	5.127% (1 mo. USD Term SOFR + 0.81%	)#	3/15/2036	25,455,000	25,003,080
RIDE Series 2025-SHRE Class A†	5.619%	#(q)	2/14/2047	27,400,000	28,072,626
ROCK Trust Series 2024-CNTR Class B†	5.93%		11/13/2041	22,830,000	23,564,062
ROCK Trust Series 2024-CNTR Class C†	6.471%		11/13/2041	22,450,000	23,291,940
ROCK Trust Series 2024-CNTR Class E†	8.819%		11/13/2041	56,095,000	59,204,593
SDR Commercial Mortgage Trust Series 2024-DSNY Class A†	5.703% (1 mo. USD Term SOFR + 1.39%	)#	5/15/2039	14,290,000	14,289,890
SHOW Trust Series 2022-BIZ Class A†	7.296% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	81,900,000	62,447,358	(i)
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	5.312% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	19,410,000	19,346,139
SWCH Commercial Mortgage Trust Series 2025-DATA Class D†	6.953% (1 mo. USD Term SOFR + 2.64%	)#	2/15/2042	31,570,000	31,332,619
TCO Commercial Mortgage Trust Series 2024-DPM Class B†	5.904% (1 mo. USD Term SOFR + 1.59%	)#	12/15/2039	15,070,000	15,075,394

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
TCO Commercial Mortgage Trust Series 2024-DPM Class C†	6.304% (1 mo. USD Term SOFR + 1.99%	)#	12/15/2039	$8,730,000	$8,725,690
TEXAS Commercial Mortgage Trust Series 2025-TWR Class C†	6.454% (1 mo. USD Term SOFR + 2.14%	)#	4/15/2042	11,830,000	11,855,217
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(q)	6/25/2054	25,880,715	26,338,327
WB Commercial Mortgage Trust Series 2024-HQ Class A†	6.134%	#(q)	3/15/2040	19,260,000	19,342,221
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	50,180,000	52,402,061
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.003% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	37,720,000	37,594,498
WHARF Commercial Mortgage Trust Series 2025-DC Class A†	5.35%	#(q)	7/15/2040	16,450,000	16,791,795
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,305,388,071)					1,253,041,328

	Dividend Rate			Shares

PREFERRED STOCKS 0.06%

Commercial Services & Supplies 0.00%
SVB Financial Trust Class C	Zero Coupon			3,121,160	179,467

Transportation Infrastructure 0.06%
ACBL Holdings Corp.	Zero Coupon			205,069	12,714,278
Total Preferred Stocks (cost $5,419,334)					12,893,745
Total Long-Term Investments (cost $23,503,384,515)					23,760,266,955

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 2.87%

U.S. TREASURY OBLIGATIONS 1.34%
U.S. Treasury Bills (Cost $288,043,457)	4.27%	9/23/2025	$290,874,000	$288,021,908

REPURCHASE AGREEMENTS 0.23%
Repurchase Agreement dated 6/30/2025, 4.000% due 7/1/2025 with Fixed Income Clearing Corp. collateralized by $51,003,300 of U.S. Treasury Note at 3.375% due 9/15/2027; value: $51,113,340; proceeds: $50,116,628 (cost $50,111,060)			50,111,060	50,111,060

TIME DEPOSITS 0.13%
CitiBank N.A.(r) (cost $28,003,335)			28,003,335	28,003,335

			Shares

MONEY MARKET FUNDS 1.17%
Fidelity Government Portfolio(r) (cost $252,030,018)			252,030,018	252,030,018
Total Short-Term Investments (cost $618,187,870)				618,166,321
Total Investments in Securities 113.13% (cost $24,121,572,385)				24,378,433,276
Other Assets and Liabilities – Net(s) (13.13)%				(2,829,619,442)
Net Assets 100.00%				$21,548,813,834

BRL	Brazilian Real.
EUR	Euro.
GBP	British Pound.
MXN	Mexican Peso.
PEN	Peruvian Nuevo Sol.
ZAR	South African Rand.
ADR	American Depositary Receipt.
AG	Insured by–Assured Guaranty, inc.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2025, the total value of Rule 144A securities was $12,441,764,240, which represents 57.74% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2025.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(b)	Investment in non-U.S. dollar denominated securities.

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2025

(c)	Foreign security traded in U.S. dollars.
(d)	Securities purchased on a when-issued basis (See Note 2(j)).
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(i)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2025.
(k)	Interest Rate to be determined.
(l)	Step Bond – Security with a predetermined schedule of interest rate changes.
(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Affiliated funds (See Note 11).
(o)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At June 30, 2025, the value of restricted securities (excluding 144A issues) amounted to $222,230,205 or 1.03% of net assets.
(p)	Fund is a business development company under the Investment Company Act of 1940, as amended.
(q)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(r)	Security was purchased with the cash collateral from loaned securities.
(s)	Other Assets and Liabilities – Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at June 30, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$29,848,102	$356,782	(1)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	60,151,898	719,011
Total					$1,075,793

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at June 30, 2025:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.665%	CPI Urban Consumer NSA	10/23/2028	$200,000,000	$(519,524)
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	97,080,000	(2,335,061)
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	128,000,000	(4,962,383)
Total					$(7,816,968)

NSA	Non-seasonally adjusted.

(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $227,142, which includes upfront payment of $129,640. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

Forward Foreign Currency Exchange Contracts at June 30, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Barclays Bank PLC	8/22/2025	4,981,000	$5,689,342	$5,887,183	$197,841
Euro	Buy	Morgan Stanley	8/22/2025	3,157,000	3,615,048	3,731,347	116,299
Euro	Buy	Morgan Stanley	8/22/2025	2,426,000	2,821,201	2,867,357	46,156
Euro	Buy	Morgan Stanley	8/22/2025	1,841,000	2,124,969	2,175,929	50,960
Euro	Buy	Morgan Stanley	8/22/2025	13,011,000	15,045,460	15,378,065	332,605
Euro	Buy	Morgan Stanley	8/22/2025	9,191,000	10,669,532	10,863,100	193,568
Euro	Buy	State Street Bank and Trust	8/22/2025	2,029,000	2,319,969	2,398,132	78,163
Swedish krona	Buy	Barclays Bank PLC	8/29/2025	22,749,000	2,387,942	2,413,632	25,690
Swedish krona	Buy	Morgan Stanley	8/29/2025	22,808,000	2,395,211	2,419,891	24,680
Swedish krona	Buy	Morgan Stanley	8/29/2025	16,639,000	1,746,358	1,765,371	19,013
Swedish krona	Buy	Morgan Stanley	8/29/2025	60,703,000	6,438,236	6,440,489	2,253
Swedish krona	Buy	Morgan Stanley	8/29/2025	49,802,000	5,232,974	5,283,911	50,937
Swedish krona	Buy	Morgan Stanley	8/29/2025	109,033,000	11,320,413	11,568,223	247,810
Swiss franc	Buy	State Street Bank and Trust	9/19/2025	665,000,000	819,253,063	846,402,582	27,149,519
Swiss franc	Buy	State Street Bank and Trust	9/19/2025	10,198,000	12,646,088	12,979,870	333,782
Swiss franc	Buy	State Street Bank and Trust	9/19/2025	14,813,000	18,316,418	18,853,777	537,359
Swiss franc	Buy	State Street Bank and Trust	9/19/2025	12,913,000	15,956,500	16,435,484	478,984
Hong Kong dollar	Sell	Goldman Sachs	8/4/2025	9,149,000	1,170,865	1,169,467	1,398
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$29,887,017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Hong Kong dollar	Buy	State Street Bank and Trust	8/4/2025	9,149,000	$1,184,337	$1,169,466	$(14,871)
Swedish krona	Buy	Morgan Stanley	8/29/2025	20,876,000	2,219,738	2,214,909	(4,829)
British pound	Sell	State Street Bank and Trust	10/10/2025	100,755,000	138,381,451	138,387,813	(6,362)
Canadian dollar	Sell	Citibank	9/19/2025	2,616,000	1,922,227	1,928,650	(6,423)
Canadian dollar	Sell	Citibank	9/19/2025	9,191,000	6,728,333	6,776,078	(47,745)
Canadian dollar	Sell	Citibank	9/19/2025	3,101,000	2,269,065	2,286,217	(17,152)
Canadian dollar	Sell	Morgan Stanley	9/19/2025	2,573,000	1,890,739	1,896,948	(6,209)
Canadian dollar	Sell	State Street Bank and Trust	9/19/2025	3,140,000	2,303,243	2,314,970	(11,727)
Canadian dollar	Sell	State Street Bank and Trust	9/19/2025	2,609,000	1,920,473	1,923,489	(3,016)
Euro	Sell	Goldman Sachs	8/22/2025	9,679,000	11,158,774	11,439,881	(281,107)
Euro	Sell	Morgan Stanley	8/22/2025	3,974,000	4,567,713	4,696,982	(129,269)
Euro	Sell	Morgan Stanley	8/22/2025	1,726,000	1,980,357	2,040,008	(59,651)

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2025

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank and Trust	8/22/2025	79,571,000	$90,644,896	$94,047,190	$(3,402,294)
Euro	Sell	State Street Bank and Trust	8/22/2025	3,961,000	4,596,723	4,681,617	(84,894)
Euro	Sell	State Street Bank and Trust	8/22/2025	9,153,000	10,640,308	10,818,187	(177,879)
Euro	Sell	State Street Bank and Trust	8/22/2025	2,235,000	2,584,947	2,641,609	(56,662)
Euro	Sell	State Street Bank and Trust	8/22/2025	5,527,000	6,449,817	6,532,516	(82,699)
Norwegian krone	Sell	Citibank	9/26/2025	43,079,000	4,259,640	4,276,217	(16,577)
Swedish krona	Sell	State Street Bank and Trust	8/29/2025	301,697,000	31,540,272	32,009,558	(469,286)
Swiss franc	Sell	Morgan Stanley	9/19/2025	1,309,000	1,610,709	1,666,077	(55,368)
Swiss franc	Sell	State Street Bank and Trust	9/19/2025	1,777,000	2,193,439	2,261,740	(68,301)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(5,002,321)

Futures Contracts at June 30, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2025	8,943	Long	$1,853,018,167	$1,860,353,606	$ 7,335,439
U.S. 5-Year Treasury Note	September 2025	9,439	Long	1,026,860,078	1,028,851,000	1,990,922
U.S. Long Bond	September 2025	3,543	Long	393,223,322	409,105,781	15,882,459
U.S. Ultra Treasury Bond	September 2025	527	Long	62,194,774	62,778,875	584,101
Total Unrealized Appreciation on Futures Contracts						$ 25,792,921

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	September 2025	110	Short	$(12,344,430)	$(12,569,218)	$(224,788)

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2025

The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$30,018,612	$48,485,450	$78,504,062
Remaining Industries	–	326,130,370	–	326,130,370
Common Stocks
Aerospace & Defense	11,452,053	11,830,808	–	23,282,861
Automobiles	–	22,771,155	–	22,771,155
Capital Markets	75,280,011	22,604,901	–	97,884,912
Chemicals	–	3,987,851	–	3,987,851
Electric: Utilities	–	1,070,949	–	1,070,949
Entertainment	88,684,219	25,327,009	–	114,011,228
Health Care Equipment & Supplies	–	22,095,265	–	22,095,265
Interactive Media & Services	–	21,328,186	–	21,328,186
Life Sciences Tools & Services	–	22,098,949	–	22,098,949
Metals & Mining	11,038,341	18,679,801	–	29,718,142
Miscellaneous Financials	–	3,529,040	–	3,529,040
Personal Care Products	–	6,859,527	–	6,859,527
Specialty Retail	–	2,275	–	2,275
Technology Hardware, Storage & Peripherals	–	23,508,886	–	23,508,886
Transportation Infrastructure	–	1,421,244	–	1,421,244
Remaining Industries	623,176,513	–	–	623,176,513
Corporate Bonds
Banks	–	1,269,039,144	1	1,269,039,145
Diversified Financial Services	–	930,293,943	0	930,293,943
Mining	–	658,669,343	0	658,669,343
Oil & Gas	–	1,045,742,833	400	1,045,743,233
Savings & Loans	–	–	0	0
Remaining Industries	–	12,377,174,797	–	12,377,174,797
Floating Rate Loans
Personal & Household Products	–	–	0	0
Remaining Industries	–	561,000,065	–	561,000,065
Foreign Government Obligations	–	1,197,869,317	–	1,197,869,317
Government Sponsored Enterprises Pass-Throughs	–	2,762,189,503	–	2,762,189,503
Investments in Underlying Funds	–	222,230,205	–	222,230,205
Municipal Bonds	–	48,740,916	–	48,740,916
Non-Agency Commercial Mortgage-Backed Securities	–	1,189,993,344	63,047,984	1,253,041,328
Preferred Stocks	–	12,893,745	–	12,893,745
Short-Term Investments
U.S. Treasury Obligations	–	288,021,908	–	288,021,908
Repurchase Agreements	–	50,111,060	–	50,111,060
Time Deposits	–	28,003,335	–	28,003,335
Money Market Funds	252,030,018	–	–	252,030,018
Total	$1,061,661,155	$23,205,238,286	$111,533,835	$24,378,433,276

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)(concluded)

June 30, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$1,075,793	$–	$1,075,793
Liabilities	–	(7,816,968)	–	(7,816,968)
Forward Foreign Currency Exchange Contracts
Assets	–	29,887,017	–	29,887,017
Liabilities	–	(5,002,321)	–	(5,002,321)
Futures Contracts
Assets	25,792,921	–	–	25,792,921
Liabilities	(224,788)	–	–	(224,788)
Total	$25,568,133	$18,143,521	$–	$43,711,654
(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

42	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2025

ASSETS:
Investments in securities, at cost	$23,899,461,103
Investments in Underlying Funds, at cost	222,111,282
Investments in securities, at fair value including $269,520,404 of securities loaned	$24,156,203,071
Investments in Underlying Funds, at value	222,230,205
Cash	31,284,989
Cash at brokers for forwards, swap contracts and TBA collateral	42,597,204
Deposits with brokers for futures collateral	38,171,175
Deposits with brokers for forwards and swap contracts collateral	33,181,543
Foreign cash, at value (cost $72,262)	72,570
Receivables:
Investment securities sold	2,804,319,929
Interest and dividends	298,630,636
Capital shares sold	117,178,532
Variation margin for futures contracts	2,067,091
From advisor (See Note 4)	152,344
Securities lending income	328,669
Unrealized appreciation on forward foreign currency exchange contracts	29,887,017
Prepaid expenses and other assets	153,518
Total assets	27,776,458,493
LIABILITIES:
Payables:
Investment securities purchased	5,737,649,006
Collateral due to broker for securities lending	280,033,353
To brokers for forwards, swap contracts and TBA collateral	42,597,204
Capital shares reacquired	37,570,884
Management fee	7,427,509
Directors’ fees	2,173,409
12b-1 distribution plan	1,581,467
Fund administration	699,600
Variation margin for centrally cleared swap contracts agreements	484,957
Unrealized depreciation on forward foreign currency exchange contracts	5,002,321
Distributions payable	107,730,202
Accrued expenses and other liabilities	4,694,747
Total liabilities	6,227,644,659
Commitments and contingent liabilities	–
NET ASSETS	$21,548,813,834
COMPOSITION OF NET ASSETS:
Paid-in capital	$24,774,575,492
Total distributable earnings (loss)	(3,225,761,658)
Net Assets	$21,548,813,834

See Notes to Financial Statements.	43

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2025

Net assets by class:
Class A Shares	$4,600,157,985
Class C Shares	$565,249,794
Class F Shares	$363,212,153
Class F3 Shares	$5,445,045,697
Class I Shares	$9,886,941,765
Class P Shares	$6,480,978
Class R2 Shares	$4,614,797
Class R3 Shares	$189,244,428
Class R4 Shares	$51,933,608
Class R5 Shares	$32,194,805
Class R6 Shares	$403,737,824
Outstanding shares by class:
Class A Shares (1.8 billion shares of common stock authorized, $.001 par value)	640,651,512
Class C Shares (600 million shares of common stock authorized, $.001 par value)	78,507,873
Class F Shares (2.25 billion shares of common stock authorized, $.001 par value)	50,663,318
Class F3 Shares (900 million shares of common stock authorized, $.001 par value)	761,839,981
Class I Shares (900 million shares of common stock authorized, $.001 par value)	1,384,663,081
Class P Shares (160 million shares of common stock authorized, $.001 par value)	882,154
Class R2 Shares (478 million shares of common stock authorized, $.001 par value)	642,545
Class R3 Shares (478 million shares of common stock authorized, $.001 par value)	26,396,821
Class R4 Shares (478 million shares of common stock authorized, $.001 par value)	7,229,327
Class R5 Shares (478 million shares of common stock authorized, $.001 par value)	4,502,000
Class R6 Shares (478 million shares of common stock authorized, $.001 par value)	56,491,181
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$7.18
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$7.35
Class C Shares-Net asset value	$7.20
Class F Shares-Net asset value	$7.17
Class F3 Shares-Net asset value	$7.15
Class I Shares-Net asset value	$7.14
Class P Shares-Net asset value	$7.35
Class R2 Shares-Net asset value	$7.18
Class R3 Shares-Net asset value	$7.17
Class R4 Shares-Net asset value	$7.18
Class R5 Shares-Net asset value	$7.15
Class R6 Shares-Net asset value	$7.15

44	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2025

Investment income:
Dividends (net of foreign withholding taxes of $460,642)	$7,197,899
Dividend income from Underlying Funds (See Note 11)	9,506,668
Securities lending net income	1,303,732
Interest and other	693,611,332
Total investment income	711,619,631
Expenses:
Management fee	45,456,480
12b-1 distribution plan–Class A	4,542,662
12b-1 distribution plan–Class C	2,415,439
12b-1 distribution plan–Class F	189,747
12b-1 distribution plan–Class P	14,815
12b-1 distribution plan–Class R2	13,135
12b-1 distribution plan–Class R3	463,941
12b-1 distribution plan–Class R4	62,525
Shareholder servicing	7,883,974
Fund administration	4,285,305
Reports to shareholders	977,580
Directors’ fees	340,019
Registration	298,525
Professional	191,790
Custody	165,824
Other	453,073
Gross expenses	67,754,834
Fees waived and expenses reimbursed (See Note 4)	(865,769)
Net expenses	66,889,065
Net investment income	644,730,566
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	(127,206,112)
Net realized gain/(loss) on futures contracts	(75,556,339)
Net realized gain/(loss) on forward foreign currency exchange contracts	(60,454,778)
Net realized gain/(loss) on swap contracts	809,745
Net realized gain/(loss) on foreign currency related transactions	76,617
Net change in unrealized appreciation/(depreciation) in Underlying Funds	(883,352)
Net change in unrealized appreciation/(depreciation) on investments	321,868,853
Net change in unrealized appreciation/(depreciation) on futures contracts	35,545,338
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	62,220,654
Net change in unrealized appreciation/(depreciation) on swap contracts	2,232,640
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	725,639
Net change in unrealized appreciation/(depreciation) on unfunded loan commitments	149,354
Net realized and unrealized gain/(loss)	159,528,259
Net Increase in Net Assets Resulting From Operations	$804,258,825

See Notes to Financial Statements.	45

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
Operations:
Net investment income	$644,730,566	$1,260,008,760
Net realized gain/(loss)	(262,330,867)	3,980,225
Net change in unrealized appreciation/(depreciation)	421,859,126	180,310,807
Net increase in net assets resulting from operations	804,258,825	1,444,299,792
Distributions to Shareholders
Class A	(139,904,898)	(275,096,663)
Class C	(16,181,623)	(34,503,637)
Class F	(11,869,496)	(28,342,313)
Class F3	(171,319,505)	(318,064,638)
Class I	(315,814,581)	(583,966,726)
Class P	(194,430)	(416,849)
Class R2	(126,226)	(223,605)
Class R3	(5,437,751)	(10,487,231)
Class R4	(1,528,307)	(3,371,256)
Class R5	(1,028,684)	(1,835,740)
Class R6	(13,100,568)	(26,662,448)
Total distribution to shareholders	(676,506,069)	(1,282,971,106)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	2,202,369,789	5,578,257,466
Reinvestment of distributions	622,876,169	1,179,660,237
Cost of shares reacquired	(3,320,472,865)	(5,752,868,773)
Net increase (decrease) in net assets resulting from capital share transactions	(495,226,907)	1,005,048,930
Net increase (decrease) in net assets	(367,474,151)	1,166,377,616
NET ASSETS:
Beginning of period	$21,916,287,985	$20,749,910,369
End of period	$21,548,813,834	$21,916,287,985

46	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions

Class A
6/30/2025(d)	$7.13	$0.21	$0.06	$0.27	$(0.22)	$–	$(0.22)
12/31/2024	7.08	0.41	0.06	0.47	(0.42)	–	(0.42)
12/31/2023	6.98	0.35	0.11	0.46	(0.36)	–	(0.36)
12/31/2022	8.37	0.31	(1.37)	(1.06)	(0.32)	(0.01)	(0.33)
12/31/2021	8.41	0.27	–	0.27	(0.28)	(0.03)	(0.31)
12/31/2020	8.13	0.29	0.30	0.59	(0.31)	–	(0.31)
Class C
6/30/2025(d)	7.15	0.18	0.07	0.25	(0.20)	–	(0.20)
12/31/2024	7.10	0.37	0.06	0.43	(0.38)	–	(0.38)
12/31/2023	7.00	0.31	0.11	0.42	(0.32)	–	(0.32)
12/31/2022	8.39	0.26	(1.36)	(1.10)	(0.28)	(0.01)	(0.29)
12/31/2021	8.43	0.22	–	0.22	(0.23)	(0.03)	(0.26)
12/31/2020	8.16	0.24	0.29	0.53	(0.26)	–	(0.26)
Class F
6/30/2025(d)	7.12	0.21	0.06	0.27	(0.22)	–	(0.22)
12/31/2024	7.07	0.42	0.05	0.47	(0.42)	–	(0.42)
12/31/2023	6.97	0.35	0.12	0.47	(0.37)	–	(0.37)
12/31/2022	8.36	0.31	(1.36)	(1.05)	(0.33)	(0.01)	(0.34)
12/31/2021	8.40	0.28	–	0.28	(0.29)	(0.03)	(0.32)
12/31/2020	8.12	0.29	0.31	0.60	(0.32)	–	(0.32)
Class F3
6/30/2025(d)	7.10	0.22	0.06	0.28	(0.23)	–	(0.23)
12/31/2024	7.04	0.43	0.07	0.50	(0.44)	–	(0.44)
12/31/2023	6.95	0.37	0.10	0.47	(0.38)	–	(0.38)
12/31/2022	8.33	0.33	(1.36)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)
12/31/2020	8.10	0.31	0.29	0.60	(0.33)	–	(0.33)
Class I
6/30/2025(d)	7.09	0.21	0.06	0.27	(0.22)	—	(0.22)
12/31/2024	7.04	0.42	0.06	0.48	(0.43)	–	(0.43)
12/31/2023	6.94	0.36	0.11	0.47	(0.37)	–	(0.37)
12/31/2022	8.32	0.32	(1.35)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.36	0.28	0.01 (g)	0.29	(0.30)	(0.03)	(0.33)
12/31/2020	8.09	0.30	0.29	0.59	(0.32)	–	(0.32)
Class P
6/30/2025(d)	7.30	0.20	0.06	0.26	(0.21)	–	(0.21)
12/31/2024	7.24	0.40	0.07	0.47	(0.41)	–	(0.41)
12/31/2023	7.14	0.34	0.11	0.45	(0.35)	–	(0.35)
12/31/2022	8.56	0.29	(1.39)	(1.10)	(0.31)	(0.01)	(0.32)
12/31/2021	8.60	0.26	–	0.26	(0.27)	(0.03)	(0.30)
12/31/2020	8.32	0.28	0.30	0.58	(0.30)	–	(0.30)

48	See Notes to Financial Statements.

			Ratios to Average Net Assets(a):						Supplemental Data:

Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.18	3.80	(e)	0.79	(f)	0.79	(f)	5.86	(f)	$4,600,158	156	(e)
7.13	6.77		0.79		0.79		5.75		4,648,481	290
7.08	6.85		0.78		0.78		5.05		4,727,745	263
6.98	(12.68)		0.77		0.78		4.12		5,029,503	181
8.37	3.26		0.76		0.76		3.19		6,750,572	81
8.41	7.60		0.78		0.78		3.65		5,877,018	109

7.20	3.48	(e)	1.41	(f)	1.41	(f)	5.24	(f)	565,250	156	(e)
7.15	6.12		1.40		1.40		5.14		621,803	290
7.10	6.19		1.41		1.41		4.42		695,474	263
7.00	(13.21)		1.42		1.42		3.47		833,154	181
8.39	2.60		1.40		1.40		2.55		1,269,001	81
8.43	6.77		1.42		1.42		3.02		1,197,178	109

7.17	3.86	(e)	0.69	(f)	0.69	(f)	5.97	(f)	363,212	156	(e)
7.12	6.88		0.69		0.69		5.84		417,372	290
7.07	6.96		0.68		0.68		5.00		583,404	263
6.97	(12.62)		0.67		0.67		4.04		2,261,927	181
8.36	3.48		0.66		0.66		3.28		11,596,041	81
8.40	7.57		0.68		0.68		3.73		7,838,614	109

7.15	4.11	(e)	0.49	(f)	0.49	(f)	6.16	(f)	5,445,046	156	(e)
7.10	7.09		0.50		0.50		6.04		5,344,044	290
7.04	7.02		0.50		0.50		5.36		4,988,158	263
6.95	(12.40)		0.50		0.50		4.41		4,616,783	181
8.33	3.53		0.49		0.49		3.44		5,134,497	81
8.37	7.77		0.50		0.50		3.91		2,989,747	109

7.14	3.91	(e)	0.59	(f)	0.59	(f)	6.07	(f)	9,886,942	156	(e)
7.09	6.99		0.59		0.59		5.95		10,181,953	290
7.04	7.08		0.58		0.58		5.27		9,041,632	263
6.94	(12.49)		0.58		0.58		4.44		7,788,311	181
8.32	3.46		0.56		0.56		3.38		2,962,943	81
8.36	7.69		0.58		0.58		3.84		1,782,404	109

7.35	3.80	(e)	1.04	(f)	1.04	(f)	5.62	(f)	6,481	156	(e)
7.30	6.49		1.04		1.04		5.50		7,000	290
7.24	6.56		1.03		1.03		4.80		8,284	263
7.14	(12.89)		1.02		1.03		3.86		8,699	181
8.56	3.01		1.01		1.01		2.95		12,453	81
8.60	7.25		1.03		1.03		3.42		14,104	109

See Notes to Financial Statements.	49

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions

Class R2
6/30/2025(d)	$7.13	$0.19	$0.06	$0.25	$(0.20)	$–	$(0.20)
12/31/2024	7.08	0.38	0.06	0.44	(0.39)	–	(0.39)
12/31/2023	6.98	0.32	0.11	0.43	(0.33)	–	(0.33)
12/31/2022	8.37	0.28	(1.37)	(1.09)	(0.29)	(0.01)	(0.30)
12/31/2021	8.41	0.24	–	0.24	(0.25)	(0.03)	(0.28)
12/31/2020	8.13	0.26	0.30	0.56	(0.28)	–	(0.28)
Class R3
6/30/2025(d)	7.12	0.20	0.06	0.26	(0.21)	–	(0.21)
12/31/2024	7.07	0.39	0.06	0.45	(0.40)	–	(0.40)
12/31/2023	6.97	0.33	0.11	0.44	(0.34)	–	(0.34)
12/31/2022	8.36	0.28	(1.36)	(1.08)	(0.30)	(0.01)	(0.31)
12/31/2021	8.39	0.25	0.01 (g)	0.26	(0.26)	(0.03)	(0.29)
12/31/2020	8.12	0.27	0.29	0.56	(0.29)	–	(0.29)
Class R4
6/30/2025(d)	7.13	0.20	0.06	0.26	(0.21)	—	(0.21)
12/31/2024	7.08	0.41	0.05	0.46	(0.41)	–	(0.41)
12/31/2023	6.98	0.35	0.11	0.46	(0.36)	–	(0.36)
12/31/2022	8.37	0.30	(1.36)	(1.06)	(0.32)	(0.01)	(0.33)
12/31/2021	8.41	0.27	–	0.27	(0.28)	(0.03)	(0.31)
12/31/2020	8.14	0.29	0.29	0.58	(0.31)	–	(0.31)
Class R5
6/30/2025(d)	7.10	0.21	0.06	0.27	(0.22)	–	(0.22)
12/31/2024	7.05	0.42	0.06	0.48	(0.43)	–	(0.43)
12/31/2023	6.95	0.36	0.11	0.47	(0.37)	–	(0.37)
12/31/2022	8.33	0.32	(1.35)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)
12/31/2020	8.10	0.30	0.29	0.59	(0.32)	–	(0.32)
Class R6
6/30/2025(d)	7.10	0.22	0.06	0.28	(0.23)	–	(0.23)
12/31/2024	7.04	0.43	0.07	0.50	(0.44)	–	(0.44)
12/31/2023	6.95	0.37	0.10	0.47	(0.38)	–	(0.38)
12/31/2022	8.33	0.33	(1.36)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)
12/31/2020	8.09	0.31	0.30	0.61	(0.33)	–	(0.33)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Realized and unrealized gain/(loss) per share does not correlate to the aggregate of the net realized and unrealized gain/(loss) in the Statement of Operations for the year ended December 31, 2021, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

50	See Notes to Financial Statements.

			Ratios to Average Net Assets(a):						Supplemental Data:

Net asset value, end of period	Total return(c) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$7.18	3.60	(e)	1.19	(f)	1.19	(f)	5.46	(f)	$4,615	156	(e)
7.13	6.35		1.19		1.19		5.35		4,131	290
7.08	6.43		1.18		1.18		4.66		4,037	263
6.98	(13.04)		1.18		1.18		3.73		3,890	181
8.37	2.85		1.16		1.16		2.80		4,700	81
8.41	7.17		1.18		1.18		3.28		5,222	109

7.17	3.65	(e)	1.09	(f)	1.09	(f)	5.56	(f)	189,244	156	(e)
7.12	6.45		1.09		1.09		5.45		188,807	290
7.07	6.54		1.08		1.08		4.75		189,931	263
6.97	(12.97)		1.07		1.08		3.82		200,096	181
8.36	3.07		1.06		1.06		2.90		264,066	81
8.39	7.16		1.08		1.08		3.36		232,103	109

7.18	3.78	(e)	0.84	(f)	0.84	(f)	5.81	(f)	51,934	156	(e)
7.13	6.72		0.84		0.84		5.70		51,472	290
7.08	6.80		0.83		0.83		5.00		61,658	263
6.98	(12.73)		0.82		0.83		4.09		64,879	181
8.37	3.21		0.81		0.81		3.15		74,934	81
8.41	7.41		0.83		0.83		3.61		61,183	109

7.15	3.91	(e)	0.59	(f)	0.59	(f)	6.07	(f)	32,195	156	(e)
7.10	6.99		0.59		0.59		5.95		33,114	290
7.05	7.07		0.58		0.58		5.27		25,659	263
6.95	(12.47)		0.57		0.58		4.33		24,622	181
8.33	3.47		0.56		0.56		3.39		30,538	81
8.37	7.70		0.58		0.58		3.85		22,722	109

7.15	4.11	(e)	0.49	(f)	0.49	(f)	6.16	(f)	403,738	156	(e)
7.10	7.09		0.50		0.50		6.04		418,111	290
7.04	7.17		0.50		0.50		5.36		423,928	263
6.95	(12.52)		0.50		0.50		4.42		384,818	181
8.33	3.53		0.49		0.49		3.46		407,728	81
8.37	7.91		0.50		0.50		3.92		280,839	109

See Notes to Financial Statements.	51

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus. The Fund also invests in the Lord Abbett Private Credit Fund (“PCF”), which is a non-diversified, closed-end management investment company which elected to be regulated as a business development company under the Act. PCF is available only to the Fund and certain other investment companies managed by Lord Abbett.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s

Notes to Financial Statements (unaudited)(continued)

long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation—Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Investments in the PCF are valued at their NAV each month end. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements—Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2025 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses—Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class specific shareholder expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees related to the Fund’s 12b-1 Distribution Plan.

(c)	Floating Rate Loans—The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan

Notes to Financial Statements (unaudited)(continued)

participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset in the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments is presented, if any, in the Statement of Assets and Liabilities and represents the mark to market of the unfunded portion of the Fund’s floating rate notes.

As of June 30, 2025 the Fund did not have any unfunded loan commitments.

(d)

Foreign Transactions—The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(e)

Income Taxes—It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of June 30, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local

Notes to Financial Statements (unaudited)(continued)

tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(f)	Investment Income—Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(g)	Mortgage Dollar Rolls—The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)

Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

The Fund’s repurchase agreements are not subject to master netting arrangements.

(i)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(j)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions—The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and

Notes to Financial Statements (unaudited)(continued)

reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)

Derivatives—Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Fund to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value, as recorded on the Statement of Assets and Liabilities.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Fund.

Notes i. – iv. below describe the various derivatives used by the Fund.

i.

Forward Foreign Currency Exchange Contracts—The Fund is exposed to foreign currency risks associated with some or all of its portfolio investments and, during the period, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. During the period, the Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

Notes to Financial Statements (unaudited)(continued)

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

ii.

Futures Contracts—During the period, the Fund entered into futures contracts to manage and hedge interest rate risk associated with portfolio investments. During the period, the Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/(depreciation) on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price, foreign exchange and interest rate risks. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

Notes to Financial Statements (unaudited)(continued)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

iii.

Swap Contracts—During the period, the Fund engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. During the period, the Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statement of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/(depreciation) on swaps on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s OTC swap contracts are subject to master netting arrangements.

Inflation-Linked Swap Contracts—During the period, the Fund entered into inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain/(loss) is included in the Net change in unrealized appreciation/ (depreciation) on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain/(loss) and is included in Net realized gain/(loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and

Notes to Financial Statements (unaudited)(continued)

Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

iv.	Summary of Derivatives Information—As of June 30, 2025, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Statement of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(1)	Receivable, variation margin for centrally cleared swap contracts agreements	–	–	$1,075,793
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	$29,887,017	–
Futures Contracts(2)	Receivable, variation margin for futures contracts	$25,792,921	–	–
Liability Derivatives
Centrally Cleared CPI Swap Contracts(1)	Payable, variation margin for centrally cleared swap contracts agreements	–	–	$7,816,968
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	$5,002,321	–
Futures Contracts(2)	Payable, variation margin for futures contracts	$224,788	–	–

(1)	Includes cumulative unrealized appreciation/(depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2025, were as follows:

	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Amount of Realized Gain/(Loss) on Derivatives Recognized on the Statement of Operations
CPI/Interest Rate Swap Contracts(1)	$809,745	–
Forward Foreign Currency Exchange Contracts(2)	–	$(60,454,778)
Futures Contracts(3)	$(75,556,339)	–
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized on the Statement of Operations
CPI/Interest Rate Swap Contracts(4)	$2,232,640	–
Forward Foreign Currency Exchange Contracts(5)	–	$62,220,654
Futures Contracts(6)	$35,545,338	–
Derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts	$515,080,000	–
Forward Foreign Currency Exchange Contracts	–	$1,157,673,002
Futures Contracts	28,219	–

Notes to Financial Statements (unaudited)(continued)

(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.

3. DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following table illustrates gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$29,887,017	$ –	$29,887,017
Total	$29,887,017	$ –	$29,887,017

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Barclays Bank PLC	$223,531	$–	$–	$–	$223,531
Goldman Sachs	1,398	(1,398)	–	–	–
Morgan Stanley	1,084,281	(255,326)	–	–	828,955
State Street Bank And Trust	28,577,807	(4,377,991)	(18,230,000)	–	5,969,816
Total	$29,887,017	$(4,634,715)	$(18,230,000)	$–	$7,022,302

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$5,002,321	$ –	$5,002,321
Total	$5,002,321	$ –	$5,002,321

Notes to Financial Statements (unaudited)(continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$87,897	$–	$–	$–	$87,897
Goldman Sachs	281,107	(1,398)	–	–	279,709
Morgan Stanley	255,326	(255,326)	–	–	–
State Street Bank And Trust	4,377,991	(4,377,991)	–	–	–
Total	$5,002,321	$(4,634,715)	$–	$–	$367,606
(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2025.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2025.

4. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2025, the effective management fee, net of any applicable waiver, was at an annualized rate of .42% of the Fund’s average daily net assets.

For the Fund’s investment in the PCF, Lord Abbett has voluntarily agreed to waive management fees in an amount sufficient to offset the respective management fee that Lord Abbett collects from the PCF. Lord Abbett voluntarily waived the following management fees for the six months ended June 30, 2025:

Fund	Management Fee
Bond Debenture Fund	$699,945

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $165,824 of fund administration fees for the six months ended June 30, 2025.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.10%	.20%	.35%	.25%	–
*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The 12b-1 fee the Fund pays on Class C shares is a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) .80% (.25% service and .55% distribution) of the Fund’s average daily net assets attributable to shares held one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the six months ended June 30, 2025:

Distributor Commissions	Dealers’ Concessions
$112,601	$1,278,601

The Distributor received CDSCs of $31,702 and $28,218 for Class A and Class C shares, respectively, for the six months ended June 30, 2025.

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Bond Debenture Fund	$ –	$676,506,069	$ –	$ –	$676,506,069

The tax character of distributions paid during the period ended December 31, 2024 was as follows:
Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Bond Debenture Fund	$ –	$1,282,971,106	$ –	$ –	$1,282,971,106

Notes to Financial Statements (unaudited)(continued)

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Bond Debenture Fund	$(1,492,536,871)	$(1,709,599,447)	$(3,202,136,318)

As of June 30, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, other financial instruments and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Bond Debenture Fund	$24,119,124,206	$753,764,890	$(450,744,166)	$303,020,724

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2025 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$26,629,250,305	$10,416,418,156	$26,973,909,105	$10,485,741,505
*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2025, the Fund did not engage in cross-trade purchases or sales.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund

Notes to Financial Statements (unaudited)(continued)

net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	TRANSACTIONS WITH AFFILIATED FUNDS

The Fund intends to obtain exposure to less liquid or illiquid private credit investments, generally involving corporate borrowers, through its investments in pooled investment vehicles, including those managed by Lord Abbett. Typically, private credit investments are not traded in public markets and are illiquid, such that a pooled investment vehicle may not be able to dispose of its holdings for extended periods, which may be several years, or at the price at which such pooled investment vehicles are valuing its investments. Such pooled investment vehicles will also be illiquid, and the Fund incurs two layers of fees, with Lord Abbett potentially receiving a management fee at both levels. Such pooled investment vehicles may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of such pooled investment vehicles or a Fund indirectly. Additionally, private credit investments can range in

Notes to Financial Statements (unaudited)(continued)

credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of such pooled investment vehicle’s private credit investment will often be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

The Fund’s investment in the PCF is subject to restrictions on transfer. The PCF expects to repurchase shares pursuant to tender offers each quarter, up to 5% of the PCF’s Common Shares outstanding, using a purchase price equal to the NAV per share as of the last calendar day of the applicable quarter. There will be no trading market for the Fund’s investment in the PCF. The Schedule of Investments lists the PCF as an investment as of period end, but does not include the underlying holdings of the PCF. The Fund indirectly bears the proportionate share of the expenses of the PCF. The Fund had the following transactions with the PCF during the six months ended June 30, 2025:

Bond Debenture Fund(1)

Affiliated Fund	Value at 12/31/2024	Contributions	Withdrawals	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 6/30/2025	Dividend Income
Lord Abbett Private Credit Fund	$132,204,467	$90,909,091	$ –	$ –	$(883,353)	$222,230,205	$9,506,668

(1)	The Fund acquired PCF shares from 1/1/2025 to 6/30/2025 at a cost of $90,909,091.

The Fund has an unfunded commitment to make investments in the PCF at a future date in the amount of $402,888,718 at period end. This unfunded commitment is not recognized on the Statement of Assets and Liabilities at period end. On February 24, 2025, all outstanding capital commitments were extinguished and the PCF has begun to take monthly subscriptions in connection with a continuous offering of its Common Shares.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2025, the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received(1)
$269,520,404	$280,033,353

(1)	Statement of Assets and Liabilities location: Collateral due to broker for securities lending.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality

Notes to Financial Statements (unaudited)(continued)

and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Notes to Financial Statements (unaudited)(continued)

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	33,452,911	$237,441,801	91,012,760	$650,482,816
Reinvestment of distributions	18,295,444	130,247,326	35,881,846	255,801,322
Shares reacquired	(62,855,993)	(445,862,598)	(143,215,251)	(1,021,413,937)
Decrease	(11,107,638)	$(78,173,471)	(16,320,645)	$(115,129,799)
Class C Shares
Shares sold	4,238,024	$30,190,287	14,592,613	$104,495,239
Reinvestment of distributions	2,094,625	14,951,806	4,444,976	31,759,937
Shares reacquired	(14,778,111)	(105,174,222)	(30,103,158)	(215,087,473)
Decrease	(8,445,462)	$(60,032,129)	(11,065,569)	$(78,832,297)
Class F Shares
Shares sold	3,453,670	$24,510,803	9,028,891	$64,233,155
Reinvestment of distributions	1,637,179	11,639,044	3,913,576	27,831,710
Shares reacquired	(13,044,051)	(92,267,834)	(36,900,441)	(261,607,752)
Decrease	(7,953,202)	$(56,117,987)	(23,957,974)	$(169,542,887)
Class F3 Shares
Shares sold	72,718,029	$513,922,110	160,014,414	$1,135,170,561
Reinvestment of distributions	24,171,416	171,307,641	44,850,077	318,258,389
Shares reacquired	(87,878,094)	(618,925,514)	(160,257,622)	(1,136,608,791)
Increase	9,011,351	$66,304,237	44,606,869	$316,820,159
Class I Shares
Shares sold	186,240,248	$1,315,559,826	485,369,391	$3,438,820,258
Reinvestment of distributions	38,892,397	275,273,577	71,566,042	507,420,203
Shares reacquired	(276,186,499)	(1,939,247,706)	(406,135,300)	(2,877,671,070)
Increase (decrease)	(51,053,854)	$(348,414,303)	150,800,133	$1,068,569,391
Class P Shares
Shares sold	52,208	$378,383	108,418	$790,514
Reinvestment of distributions	26,458	192,734	56,763	413,757
Shares reacquired	(155,887)	(1,132,092)	(350,036)	(2,546,083)
Decrease	(77,221)	$(560,975)	(184,855)	$(1,341,812)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2025 (unaudited)		Year Ended December 31, 2024
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	109,823	$778,263	77,856	$554,728
Reinvestment of distributions	16,822	119,721	29,388	209,537
Shares reacquired	(63,194)	(447,377)	(98,554)	(701,869)
Increase	63,451	$450,607	8,690	$62,396
Class R3 Shares
Shares sold	1,034,147	$7,342,052	2,406,222	$17,137,562
Reinvestment of distributions	764,877	5,436,318	1,473,727	10,488,039
Shares reacquired	(1,917,944)	(13,560,732)	(4,246,961)	(30,182,169)
Decrease	(118,920)	$(782,362)	(367,012)	$(2,556,568)
Class R4 Shares
Shares sold	1,251,825	$8,859,021	2,174,869	$15,484,091
Reinvestment of distributions	170,420	1,213,607	343,910	2,452,192
Shares reacquired	(1,406,918)	(10,030,902)	(4,014,430)	(28,644,035)
Increase (decrease)	15,327	$41,726	(1,495,651)	$(10,707,752)
Class R5 Shares
Shares sold	746,482	$5,289,705	1,972,327	$13,976,478
Reinvestment of distributions	141,310	1,001,634	253,263	1,799,572
Shares reacquired	(1,048,229)	(7,372,508)	(1,204,250)	(8,562,822)
Increase (decrease)	(160,437)	$(1,081,169)	1,021,340	$7,213,228
Class R6 Shares
Shares sold	8,233,159	$58,097,538	19,364,206	$137,112,064
Reinvestment of distributions	1,621,688	11,492,761	3,273,836	23,225,579
Shares reacquired	(12,266,842)	(86,451,380)	(23,928,304)	(169,842,772)
Decrease	(2,411,995)	$(16,861,081)	(1,290,262)	$(9,505,129)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”) and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and recent investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2024. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, and five-year periods, but above the median of the performance peer group for the ten-year period. The Board considered Lord Abbett’s explanation of the Fund’s performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for the Fund was reasonable in light of all of the factors it considered, including the nature quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins, excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins without those exclusions in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	LABD-3 (8/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report,

based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer
(Principal Executive Officer)

Date: August 27, 2025

	By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: August 27, 2025